Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	VALIC Co I
Central Index Key	dei_EntityCentralIndexKey	0000719423
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 1, 2012
Asset Allocation Fund (Prospectus Summary) | Asset Allocation Fund | Asset Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCAAX
Blue Chip Growth Fund (Prospectus Summary) | Blue Chip Growth Fund | Blue Chip Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCBCX
Broad Cap Value Income Fund (Prospectus Summary) | Broad Cap Value Income Fund | Broad Cap Value Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBCVX
Capital Conservation Fund (Prospectus Summary) | Capital Conservation Fund | Capital Conservation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCCCX
Core Equity Fund (Prospectus Summary) | Core Equity Fund | Core Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCCEX
Dividend Value Fund (Prospectus Summary) | Dividend Value Fund | Dividend Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCIGX
Emerging Economies Fund (Prospectus Summary) | Emerging Economies Fund | Emerging Economies Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCGEX
Foreign Value Fund (Prospectus Summary) | Foreign Value Fund | Foreign Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCFVX
Global Real Estate Fund (Prospectus Summary) | Global Real Estate Fund | GLOBAL REAL ESTATE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGREX
Global Social Awareness Fund (Prospectus Summary) | Global Social Awareness Fund | Global Social Awareness Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSOX
Global Strategy Fund (Prospectus Summary) | Global Strategy Fund | Global Strategy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGLSX
Government Securities Fund (Prospectus Summary) | Government Securities Fund | Government Securities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCGSX
Growth Fund (Prospectus Summary) | Growth Fund | Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCULX
Growth & Income Fund (Prospectus Summary) | Growth & Income Fund | Growth & Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCGAX
Health Sciences Fund (Prospectus Summary) | Health Sciences Fund | Health Sciences Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCHSX
Inflation Protected Fund (Prospectus Summary) | Inflation Protected Fund | Inflation Protected Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCTPX
International Equities Fund (Prospectus Summary) | International Equities Fund | International Equities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCIEX
International Government Bond Fund (Prospectus Summary) | International Government Bond Fund | International Government Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCIFX
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCINX
Large Cap Core Fund (Prospectus Summary) | Large Cap Core Fund | Large Cap Core Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLCCX
Large Capital Growth Fund (Prospectus Summary) | Large Capital Growth Fund | Large Capital Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLCGX
Mid Cap Index Fund (Prospectus Summary) | Mid Cap Index Fund | Mid Cap Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMIDX
Mid Cap Strategic Growth Fund (Prospectus Summary) | Mid Cap Strategic Growth Fund | Mid Cap Strategic Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMSGX
Money Market I Fund (Prospectus Summary) | Money Market I Fund | Money Market I Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCIXX
Nasdaq-100 Index Fund (Prospectus Summary) | Nasdaq-100 Index Fund | Nasdaq-100 Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCNIX
Science & Technology Fund (Prospectus Summary) | Science & Technology Fund | Science & Technology Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSTX
Small Cap Aggressive Growth Fund (Prospectus Summary) | Small Cap Aggressive Growth Fund | Small Cap Aggressive Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSAGX
Small Cap Fund (Prospectus Summary) | Small Cap Fund | Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSMX
Small Cap Index Fund (Prospectus Summary) | Small Cap Index Fund | Small Cap Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCSLX
Small Cap Special Values Fund (Prospectus Summary) | Small Cap Special Values Fund | Small Cap Special Values Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSSVX
Small-Mid Growth Fund (Prospectus Summary) | Small-Mid Growth Fund | Small-Mid Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSSGX
Stock Index Fund (Prospectus Summary) | Stock Index Fund | Stock Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSTIX
Value Fund (Prospectus Summary) | Value Fund | Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VAVAX

Asset Allocation Fund (Prospectus Summary) | Asset Allocation Fund
ASSET ALLOCATION FUND
Investment Objective
The Fund seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Asset Allocation Fund
Management Fees	0.50%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.77%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Asset Allocation Fund	79	246	428	954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is an asset allocation fund that attempts to maximize returns with a mix of stocks, bonds and money market securities. The sub-adviser buys and sells securities for the Fund by changing its investment mix among common stocks, intermediate and long-term bonds (fixed income securities) and money market securities. As a result, the Fund's investments may change often. Also, the Fund can invest 100% in just one of these asset classes. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

Unlike an index fund, which tries to increase the money you invest by matching a specific index's performance, the Fund tries to perform better than a blend of three market sectors measured by:

  •   the Standard & Poor's 500 Index;

  •   the Barclays U.S. Aggregate Bond Index; and

  •   Treasury-Bill 3 Month Index.

An asset allocation model is used to help the sub-adviser decide how to allocate the Fund's assets. The model analyzes many factors that affect the performance of securities that comprise certain indices.

Based on the model, the sub-adviser will normally allocate the Fund's assets approximately according to the following asset classes:

                   •   Common stocks and equity securities    55%
                   •   Intermediate and long-term bonds       35%
                   •   High quality money market securities   10%

The Fund's equity assets generally consist of large capitalization common stocks.
The Fund's fixed income assets generally consist of investment grade corporate debt securities and U.S. government securities. A significant portion of the
Fund's U.S. government securities may be issued or guaranteed by the Federal
National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage
Corporation ("FHLMC").

The allocation among the three asset classes may differ from the percentages referenced above at the sole discretion of the sub-adviser. The Fund has established separate sub-objectives for investments in each of the three market sectors.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Model Risk: The Fund's asset allocation model may fail to produce the optimal portfolio allocation.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Credit Risk: The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Liquidity Risk: If the active trading market for certain securities becomes limited or non-existent, it can become more difficult to sell the securities at or near their perceived value. This may cause the value of such securities and the Fund's share price to fall dramatically.

U.S. Government Obligations Risk: U.S Treasury obligations are backed by the
"full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises, including FNMA and FHLMC, may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S.
Treasury.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Index, a blended index and each of its components. The Blended Index is comprised of the S&P 500® Index (55%), the Barclays U.S. Aggregate Bond Index
(35%) and the Citi Treasury Bill 3 Month Index (10%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was
13.14% (quarter ending September 30, 2009) and the lowest return for a quarter was -10.95% (quarter ending December 31, 2008). For the year-to-date through
June 30, 2012, the Fund's return was 8.14%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Asset Allocation Fund	Fund	0.92%	3.43%	4.91%
Asset Allocation Fund S&P 500®Index	S&P 500® Index	2.11%	(0.25%)	2.92%
Asset Allocation Fund Blended Index	Blended Index	4.20%	2.69%	4.16%
Asset Allocation Fund Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	7.84%	6.50%	5.78%
Asset Allocation Fund Citi Treasury Bill 3 Month Index	Citi Treasury Bill 3 Month Index	0.08%	1.36%	1.85%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Asset Allocation Fund (Prospectus Summary) | Asset Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASSET ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks,
		long-term debt securities and short-term money market securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
		Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 115% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an asset allocation fund that attempts to maximize returns with a mix of stocks, bonds and money market securities. The sub-adviser buys and sells securities for the Fund by changing its investment mix among common stocks, intermediate and long-term bonds (fixed income securities) and money market securities. As a result, the Fund's investments may change often. Also, the Fund can invest 100% in just one of these asset classes. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

Unlike an index fund, which tries to increase the money you invest by matching a specific index's performance, the Fund tries to perform better than a blend of three market sectors measured by:

  •   the Standard & Poor's 500 Index;

  •   the Barclays U.S. Aggregate Bond Index; and

  •   Treasury-Bill 3 Month Index.

An asset allocation model is used to help the sub-adviser decide how to allocate the Fund's assets. The model analyzes many factors that affect the performance of securities that comprise certain indices.

Based on the model, the sub-adviser will normally allocate the Fund's assets approximately according to the following asset classes:

                   •   Common stocks and equity securities    55%
                   •   Intermediate and long-term bonds       35%
                   •   High quality money market securities   10%

The Fund's equity assets generally consist of large capitalization common stocks.
The Fund's fixed income assets generally consist of investment grade corporate debt securities and U.S. government securities. A significant portion of the
Fund's U.S. government securities may be issued or guaranteed by the Federal
National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage
Corporation ("FHLMC").

The allocation among the three asset classes may differ from the percentages referenced above at the sole discretion of the sub-adviser. The Fund has established separate sub-objectives for investments in each of the three market
		sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Model Risk: The Fund's asset allocation model may fail to produce the optimal portfolio allocation.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes.
Individual stock prices fluctuate from day-to-day and may decline significantly.
The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Credit Risk: The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Liquidity Risk: If the active trading market for certain securities becomes limited or non-existent, it can become more difficult to sell the securities at or near their perceived value. This may cause the value of such securities and the Fund's share price to fall dramatically.

U.S. Government Obligations Risk: U.S Treasury obligations are backed by the
"full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises, including FNMA and FHLMC, may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S.
Treasury.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of
		an issuer to make payments of interest and principal.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Index, a blended index and each of its components. The Blended Index is comprised of the S&P 500® Index (55%), the Barclays U.S. Aggregate Bond Index
(35%) and the Citi Treasury Bill 3 Month Index (10%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the
		future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the S&P500®Index, a blended index and each of its components.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
13.14% (quarter ending September 30, 2009) and the lowest return for a quarter was -10.95% (quarter ending December 31, 2008). For the year-to-date through
		June 30, 2012, the Fund's return was 8.14%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Asset Allocation Fund (Prospectus Summary) | Asset Allocation Fund | S&P 500®Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Asset Allocation Fund (Prospectus Summary) | Asset Allocation Fund | Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	2.69%
10 Years	rr_AverageAnnualReturnYear10	4.16%
Asset Allocation Fund (Prospectus Summary) | Asset Allocation Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Asset Allocation Fund (Prospectus Summary) | Asset Allocation Fund | Citi Treasury Bill 3 Month Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citi Treasury Bill 3 Month Index
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.85%
Asset Allocation Fund (Prospectus Summary) | Asset Allocation Fund | Asset Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Annual Return 2002	rr_AnnualReturn2002	(9.36%)
Annual Return 2003	rr_AnnualReturn2003	19.67%
Annual Return 2004	rr_AnnualReturn2004	8.49%
Annual Return 2005	rr_AnnualReturn2005	3.71%
Annual Return 2006	rr_AnnualReturn2006	11.76%
Annual Return 2007	rr_AnnualReturn2007	6.30%
Annual Return 2008	rr_AnnualReturn2008	(22.10%)
Annual Return 2009	rr_AnnualReturn2009	23.61%
Annual Return 2010	rr_AnnualReturn2010	14.56%
Annual Return 2011	rr_AnnualReturn2011	0.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.95%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	3.43%
10 Years	rr_AverageAnnualReturnYear10	4.91%

Blue Chip Growth Fund (Prospectus Summary) | Blue Chip Growth Fund
BLUE CHIP GROWTH FUND
Investment Objective
The Fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Blue Chip Growth Fund
Management Fees	0.74%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.86%
Expense Reimbursement	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Blue Chip Growth Fund	87	273	476	1,060

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues long-term capital appreciation by normally investing at least 80%
of net assets in the common stocks of large- and medium-sized blue chip growth companies. Generally, large- and mid-cap stocks will include companies whose market capitalizations, at the time of purchase, are greater than or equal to the smallest company included in the Russell Midcap Index. The smallest company in the index as of the latest reconstitution of the Russell Midcap® Index on June 22, 2012 had a
market-cap of approximately $1.354 billion.

Blue chip growth companies are firms that, in the sub-adviser's view, are well-established in their industries and have the potential for above-average earnings growth, which may include companies in the technology sector.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the
Fund may therefore lose the opportunity to sell the securities at a desirable price.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, causing a wide variation in performance. Earnings disappointments and intense competition for market share can result in sharp declines in the prices of technology stocks.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 17.79% (quarter ending June 30, 2009) and the lowest return for a quarter was -25.29% (quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 12.11%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Blue Chip Growth Fund	Fund	1.46%	1.73%	3.03%
Blue Chip Growth Fund S&P 500®Index	S&P 500® Index	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Blue Chip Growth Fund (Prospectus Summary) | Blue Chip Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BLUE CHIP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms
		of one year unless terminated by the Board of Directors prior to any such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues long-term capital appreciation by normally investing at least 80%
of net assets in the common stocks of large- and medium-sized blue chip growth companies. Generally, large- and mid-cap stocks will include companies whose market capitalizations, at the time of purchase, are greater than or equal to the smallest company included in the Russell Midcap Index. The smallest company in the index as of the latest reconstitution of the Russell Midcap® Index on June 22, 2012 had a
market-cap of approximately $1.354 billion.

Blue chip growth companies are firms that, in the sub-adviser's view, are well-established in their industries and have the potential for above-average earnings growth, which may include companies in the technology sector.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities
		as the Fund and the securities lending agent may agree upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the
Fund may therefore lose the opportunity to sell the securities at a desirable price.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, causing a wide variation in performance. Earnings disappointments and intense competition for market share can result in sharp declines in the prices
		of technology stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily
		an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the S&P 500®Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 17.79% (quarter ending June 30, 2009) and the lowest return for a quarter was -25.29% (quarter ending December 31, 2008). For the year-to-date
		through June 30, 2012, the Fund's return was 12.11%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Blue Chip Growth Fund (Prospectus Summary) | Blue Chip Growth Fund | S&P 500®Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Blue Chip Growth Fund (Prospectus Summary) | Blue Chip Growth Fund | Blue Chip Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	476
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,060
Annual Return 2002	rr_AnnualReturn2002	(24.31%)
Annual Return 2003	rr_AnnualReturn2003	29.47%
Annual Return 2004	rr_AnnualReturn2004	8.94%
Annual Return 2005	rr_AnnualReturn2005	5.91%
Annual Return 2006	rr_AnnualReturn2006	9.45%
Annual Return 2007	rr_AnnualReturn2007	13.09%
Annual Return 2008	rr_AnnualReturn2008	(42.90%)
Annual Return 2009	rr_AnnualReturn2009	43.12%
Annual Return 2010	rr_AnnualReturn2010	16.21%
Annual Return 2011	rr_AnnualReturn2011	1.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.29%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	3.03%

Broad Cap Value Income Fund (Prospectus Summary) | Broad Cap Value Income Fund
BROAD CAP VALUE INCOME FUND
Investment Objective
The Fund seeks total return through capital appreciation
with income as a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Broad Cap Value Income Fund
Management Fees	0.70%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.06%
Expense Reimbursement	0.21%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Broad Cap Value Income Fund	87	316	564	1,275

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests primarily in equity securities of
U.S. large and mid-cap companies that the sub-adviser believes are undervalued.
Generally, these companies will have a market capitalization of at least $1 billion, though the Fund may invest to a limited extent in small-capitalization companies.

Under normal circumstances, at least 80% of the Fund's net assets will be invested in common stocks, but it may also invest in other equity securities that the sub-adviser believes provide opportunities for total return. In addition, the Fund may invest up to 20% of its net assets in foreign securities, including depositary receipts.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of such depositary receipts.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Small Company Risk: Investing in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 16.05%
(quarter ending June 30, 2009) and the lowest return for a quarter was -19.19% (quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 6.76%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Broad Cap Value Income Fund	Fund	1.67%	(0.52%)	2.08%	Dec 5, 2005
Broad Cap Value Income Fund Russell 1000® Value Index	Russell 1000® Value Index	0.39%	(2.64%)	1.02%	Dec 5, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Broad Cap Value Income Fund (Prospectus Summary) | Broad Cap Value Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BROAD CAP VALUE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value
		of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests primarily in equity securities of
U.S. large and mid-cap companies that the sub-adviser believes are undervalued.
Generally, these companies will have a market capitalization of at least $1 billion, though the Fund may invest to a limited extent in small-capitalization companies.

Under normal circumstances, at least 80% of the Fund's net assets will be invested in common stocks, but it may also invest in other equity securities that the sub-adviser believes provide opportunities for total return. In addition, the Fund may invest up to 20% of its net assets in foreign securities, including depositary
		receipts.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of such depositary receipts.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Small Company Risk: Investing in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments
		which affect those sectors emphasized by the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not
		necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000 ® Value Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 16.05%
(quarter ending June 30, 2009) and the lowest return for a quarter was -19.19% (quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return
		was 6.76%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Broad Cap Value Income Fund (Prospectus Summary) | Broad Cap Value Income Fund | Russell 1000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Broad Cap Value Income Fund (Prospectus Summary) | Broad Cap Value Income Fund | Broad Cap Value Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,275
Annual Return 2006	rr_AnnualReturn2006	16.69%
Annual Return 2007	rr_AnnualReturn2007	1.95%
Annual Return 2008	rr_AnnualReturn2008	(34.47%)
Annual Return 2009	rr_AnnualReturn2009	25.32%
Annual Return 2010	rr_AnnualReturn2010	14.43%
Annual Return 2011	rr_AnnualReturn2011	1.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.19%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	1.67%
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005

Capital Conservation Fund (Prospectus Summary) | Capital Conservation Fund
CAPITAL CONSERVATION FUND
Investment Objective
The Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Capital Conservation Fund
Management Fees	0.50%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.66%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Capital Conservation Fund	67	211	368	822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in investment grade bonds to seek to provide you with the highest possible total return from current income and capital gains while preserving your investment. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

The Fund invests at least 75% of the Fund's total assets at the time of purchase in investment-grade, intermediate- and long-term corporate bonds, including dollar denominated foreign corporate bonds, securities issued or guaranteed by the
U.S. Government, mortgage- backed securities, asset-backed securities, securities issued by the Federal National Mortgage Association ("FNMA") or the Federal Home
Loan Mortgage Corporation ("FHLMC"), collateralized mortgage obligations ("CMOs"), and high quality money market securities.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. The Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk: The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day.

Mortgage Risk: Mortgage-related securities are similar to other debt securities in that they are sensitive to interest rates. Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-
and asset-backed securities.

Non-Mortgage Asset-Backed Securities Risk: Certain non-mortgage asset-backed securities are issued by private parties rather than the U.S. Government or its agencies or government-sponsored entities. If a private issuer fails to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

U.S. Government Obligations Risk: U.S Treasury obligations are backed by the
"full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises, including FNMA and FHLMC, may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S.
Treasury.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was
5.62% (quarter ending September 30, 2009) and the lowest return for a quarter was -2.55% (quarter ending June 30, 2004). For the year-to-date through June 30,
2012, the Fund's return was 3.69%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Capital Conservation Fund	Fund	6.83%	5.16%	4.90%
Capital Conservation Fund Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	7.84%	6.50%	5.78%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Capital Conservation Fund (Prospectus Summary) | Capital Conservation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAPITAL CONSERVATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate
		and long-term debt instruments and other income producing securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate
		account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in investment grade bonds to seek to provide you with the highest possible total return from current income and capital gains while preserving your investment. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

The Fund invests at least 75% of the Fund's total assets at the time of purchase in investment-grade, intermediate- and long-term corporate bonds, including dollar denominated foreign corporate bonds, securities issued or guaranteed by the
U.S. Government, mortgage- backed securities, asset-backed securities, securities issued by the Federal National Mortgage Association ("FNMA") or the Federal Home
Loan Mortgage Corporation ("FHLMC"), collateralized mortgage obligations ("CMOs"), and high quality money market securities.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree
		upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. The Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk: The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day.

Mortgage Risk: Mortgage-related securities are similar to other debt securities in that they are sensitive to interest rates. Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-
and asset-backed securities.

Non-Mortgage Asset-Backed Securities Risk: Certain non-mortgage asset-backed securities are issued by private parties rather than the U.S. Government or its agencies or government-sponsored entities. If a private issuer fails to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

U.S. Government Obligations Risk: U.S Treasury obligations are backed by the
"full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises, including FNMA and FHLMC, may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S.
		Treasury.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance
		is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Barclays U.S. Aggregate Bond Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
5.62% (quarter ending September 30, 2009) and the lowest return for a quarter was -2.55% (quarter ending June 30, 2004). For the year-to-date through June 30,
		2012, the Fund's return was 3.69%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Capital Conservation Fund (Prospectus Summary) | Capital Conservation Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Capital Conservation Fund (Prospectus Summary) | Capital Conservation Fund | Capital Conservation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2002	rr_AnnualReturn2002	8.93%
Annual Return 2003	rr_AnnualReturn2003	4.12%
Annual Return 2004	rr_AnnualReturn2004	3.98%
Annual Return 2005	rr_AnnualReturn2005	1.78%
Annual Return 2006	rr_AnnualReturn2006	4.52%
Annual Return 2007	rr_AnnualReturn2007	3.66%
Annual Return 2008	rr_AnnualReturn2008	(3.00%)
Annual Return 2009	rr_AnnualReturn2009	11.02%
Annual Return 2010	rr_AnnualReturn2010	7.84%
Annual Return 2011	rr_AnnualReturn2011	6.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.55%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	6.83%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	4.90%

Core Equity Fund (Prospectus Summary) | Core Equity Fund
CORE EQUITY FUND
Investment Objective
The Fund seeks to provide long-term growth of capital through investment primarily in equity securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.80%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Core Equity Fund
Management Fees	0.80%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.94%
Expense Reimbursement	0.14%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Core Equity Fund	82	286	506	1,142

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests primarily in quality large-cap companies with long-term growth potential. Important characteristics of such companies include: a strong management team, a leadership position within an industry, a globally competitive focus, a strong balance sheet and a high return on equity. The Fund invests, under normal circumstances, at least 80% of net assets, at the time of purchase, in equity securities, consisting primarily of common stocks. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wellington Management Company, LLP served as a sub-adviser from September 1,
1999 to March 5, 2007 and Edge Asset Management, Inc. (formerly, WM Advisors,
Inc.) served as a co-sub-adviser from January 1, 2002 to March 5, 2007.
BlackRock Investment Management, LLC ("BlackRock") assumed sub-advisory duties of the Fund on March 5, 2007.

During the periods shown in the bar chart, the highest return for a quarter was 15.86% (quarter ending June 30, 2003) and the lowest return for a quarter was -20.75% (quarter ending December 31, 2008). For the year-to-date through
June 30, 2012, the Fund's return was 6.61%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Core Equity Fund	Fund	(0.48%)	(2.14%)	1.07%
Core Equity Fund Russell 1000® Index	Russell 1000® Index	1.50%	(0.02%)	3.34%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Core Equity Fund (Prospectus Summary) | Core Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital through investment primarily in equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.80%. This agreement will be renewed in terms
		of one year unless terminated by the Board of Directors prior to any such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in quality large-cap companies with long-term growth potential. Important characteristics of such companies include: a strong management team, a leadership position within an industry, a globally competitive focus, a strong balance sheet and a high return on equity. The Fund invests, under normal circumstances, at least 80% of net assets, at the time of purchase, in equity securities, consisting primarily of common stocks. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities
		as the Fund and the securities lending agent may agree upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During
		periods of increased market volatility, active trading may be more pronounced.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wellington Management Company, LLP served as a sub-adviser from September 1,
1999 to March 5, 2007 and Edge Asset Management, Inc. (formerly, WM Advisors,
Inc.) served as a co-sub-adviser from January 1, 2002 to March 5, 2007.
BlackRock Investment Management, LLC ("BlackRock") assumed sub-advisory duties
		of the Fund on March 5, 2007.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000 ® Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 15.86% (quarter ending June 30, 2003) and the lowest return for a quarter was -20.75% (quarter ending December 31, 2008). For the year-to-date through
		June 30, 2012, the Fund's return was 6.61%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Core Equity Fund (Prospectus Summary) | Core Equity Fund | Russell 1000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
Core Equity Fund (Prospectus Summary) | Core Equity Fund | Core Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	506
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,142
Annual Return 2002	rr_AnnualReturn2002	(22.13%)
Annual Return 2003	rr_AnnualReturn2003	26.79%
Annual Return 2004	rr_AnnualReturn2004	8.04%
Annual Return 2005	rr_AnnualReturn2005	3.96%
Annual Return 2006	rr_AnnualReturn2006	11.73%
Annual Return 2007	rr_AnnualReturn2007	2.98%
Annual Return 2008	rr_AnnualReturn2008	(37.07%)
Annual Return 2009	rr_AnnualReturn2009	23.35%
Annual Return 2010	rr_AnnualReturn2010	12.82%
Annual Return 2011	rr_AnnualReturn2011	(0.48%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.75%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	(2.14%)
10 Years	rr_AverageAnnualReturnYear10	1.07%

Dividend Value Fund (Prospectus Summary) | Dividend Value Fund
DIVIDEND VALUE FUND
Investment Objective
The Fund seeks capital growth by investing in common stocks.
Income is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.82%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dividend Value Fund
Management Fees	0.75%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.89%
Expense Reimbursement	0.07%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.82%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Dividend Value Fund	84	277	486	1,090

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend paying equity securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. In selecting portfolio securities, the sub-adviser will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or the sub-adviser believes such securities have particularly good prospects for capital appreciation.

The Fund may also invest in convertible securities and non-convertible preferred stock.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Convertible Securities Risk: Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall.
Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Preferred Stock Risk: Unlike common stock, preferred stock generally pays a fixed dividend from a company's earnings and may have a preference over common stock on the distribution of a company's assets in the event of bankruptcy or liquidation. Preferred stockholders' liquidation rights are subordinate to the company's debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline.

Income Producing Stock Availability Risk: Income producing common stock meeting the Fund's investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors, thus limiting the ability of the Fund to produce current income while remaining fully diversified.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Prior to June 7, 2010, the Fund was sub-advised by American Century Investment
Management, Inc. BlackRock Investment Management, LLC ("BlackRock") and
SunAmerica Asset Management Corp. ("SAAMCo") assumed sub-advisory duties of the
Fund on June 7, 2010. Effective June 7, 2010, the Fund's investment strategy changed from investing predominantly in large-cap companies with a value style to investing at least 80% of its assets in dividend paying equity securities, which may include both value- and growth-oriented styles.

As of July 31, 2012, BlackRock managed approximately 65% of the Fund's assets and
SAAMCo managed approximately 35% of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at the adviser's discretion, change from time to time.

During the periods shown in the bar chart, the highest return for a quarter was 16.25% (quarter ending June 30, 2003) and the lowest return for a quarter was -20.47% (quarter ending December 31, 2008). For the year-to-date through
June 30, 2012, the Fund's return was 7.90%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Dividend Value Fund	Fund	8.17%	(1.09%)	3.12%
Dividend Value Fund Russell 1000® Value Index	Russell 1000® Value Index	0.39%	(2.64%)	3.89%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Dividend Value Fund (Prospectus Summary) | Dividend Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DIVIDEND VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth by investing in common stocks.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.82%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend paying equity securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. In selecting portfolio securities, the sub-adviser will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or the sub-adviser believes such securities have particularly good prospects for capital appreciation.

The Fund may also invest in convertible securities and non-convertible preferred
		stock.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Convertible Securities Risk: Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall.
Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Preferred Stock Risk: Unlike common stock, preferred stock generally pays a fixed dividend from a company's earnings and may have a preference over common stock on the distribution of a company's assets in the event of bankruptcy or liquidation. Preferred stockholders' liquidation rights are subordinate to the company's debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline.

Income Producing Stock Availability Risk: Income producing common stock meeting the Fund's investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors, thus limiting the ability of the Fund to produce current income while remaining fully diversified.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity
		securities tend to be more volatile than those of fixed income securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Prior to June 7, 2010, the Fund was sub-advised by American Century Investment
Management, Inc. BlackRock Investment Management, LLC ("BlackRock") and
SunAmerica Asset Management Corp. ("SAAMCo") assumed sub-advisory duties of the
Fund on June 7, 2010. Effective June 7, 2010, the Fund's investment strategy changed from investing predominantly in large-cap companies with a value style to investing at least 80% of its assets in dividend paying equity securities, which may include both value- and growth-oriented styles.

As of July 31, 2012, BlackRock managed approximately 65% of the Fund's assets and
SAAMCo managed approximately 35% of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at the adviser's discretion, change from
		time to time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000 ® Value Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 16.25% (quarter ending June 30, 2003) and the lowest return for a quarter was -20.47% (quarter ending December 31, 2008). For the year-to-date through
		June 30, 2012, the Fund's return was 7.90%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Dividend Value Fund (Prospectus Summary) | Dividend Value Fund | Russell 1000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Dividend Value Fund (Prospectus Summary) | Dividend Value Fund | Dividend Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	486
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,090
Annual Return 2002	rr_AnnualReturn2002	(19.58%)
Annual Return 2003	rr_AnnualReturn2003	29.21%
Annual Return 2004	rr_AnnualReturn2004	12.81%
Annual Return 2005	rr_AnnualReturn2005	4.56%
Annual Return 2006	rr_AnnualReturn2006	17.14%
Annual Return 2007	rr_AnnualReturn2007	(0.45%)
Annual Return 2008	rr_AnnualReturn2008	(35.23%)
Annual Return 2009	rr_AnnualReturn2009	18.99%
Annual Return 2010	rr_AnnualReturn2010	14.04%
Annual Return 2011	rr_AnnualReturn2011	8.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.47%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	8.17%
5 Years	rr_AverageAnnualReturnYear05	(1.09%)
10 Years	rr_AverageAnnualReturnYear10	3.12%

Emerging Economies Fund (Prospectus Summary) | Emerging Economies Fund
EMERGING ECONOMIES FUND
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Emerging Economies Fund
Management Fees	0.79%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.04%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Emerging Economies Fund	106	331	574	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of value of its net assets in equity securities of emerging markets companies and other investments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United
Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The Fund is not required to allocate its investments in any set percentages to any particular countries. The Fund is not constrained by capitalization or style limits and will invest across sectors.
The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.

The Fund may overweight or underweight countries relative to its benchmark, the
MSCI Emerging Markets Index. The Fund emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued.
The Fund, from time to time, may invest a significant portion of its assets in one or more countries or regions.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it is permitted invest.
The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may use currency forwards to hedge a portion of its foreign currency exposure into the U.S. dollar.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

The Fund's equity securities generally consist of common and preferred stock.
The Fund may also invest in depositary receipts. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, economic, political and social conditions in those countries or regions may have a significant impact on the Fund's investment performance.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company's earnings and may have a preference over common stock on the distribution of a company's assets in the event of bankruptcy or liquidation. Preferred stockholders' liquidation rights are subordinate to the company's debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of such depositary receipts.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Mid-Cap and Small Company Risk: Mid-cap and small companies usually do not have as much financial strength as very large companies and may not be able to do as well in difficult times. Investing in mid-cap and small companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, abrupt or erratic price movements, competition from larger companies, and a less liquid trading market for their stocks as compared with larger companies.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Hedging Risk: A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position
(often a through a derivative instrument, such as an option or forward contract).
While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the indices noted above. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective October 1, 2011, J.P. Morgan Investment Management Inc. ("JPMIM")
assumed sub-advisory responsibilities for the Fund. From September 11, 2009 through September 30, 2011, BlackRock Financial Management, Inc. assumed sub-advisory duties on September 11, 2009. From inception through September 11,
2009, Putnam Investment Management, LLC was sub-adviser to the Fund.

During the periods shown in the bar chart, the highest return for a quarter was 22.29%
(quarter ending June 30, 2009) and the lowest return for a quarter was -24.29% (quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 4.69%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Emerging Economies Fund	Fund	(13.01%)	(5.91%)	(1.60%)	Dec 5, 2005
Emerging Economies Fund MSCI Emerging Markets Index (net)	MSCI Emerging Markets Index (net)	(18.42%)	2.40%	7.48%	Dec 5, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Emerging Economies Fund (Prospectus Summary) | Emerging Economies Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EMERGING ECONOMIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
		Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value
		of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of value of its net assets in equity securities of emerging markets companies and other investments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United
Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The Fund is not required to allocate its investments in any set percentages to any particular countries. The Fund is not constrained by capitalization or style limits and will invest across sectors.
The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.

The Fund may overweight or underweight countries relative to its benchmark, the
MSCI Emerging Markets Index. The Fund emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued.
The Fund, from time to time, may invest a significant portion of its assets in one or more countries or regions.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it is permitted invest.
The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may use currency forwards to hedge a portion of its foreign currency exposure into the U.S. dollar.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

The Fund's equity securities generally consist of common and preferred stock.
The Fund may also invest in depositary receipts. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's
		investment objective.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, economic, political and social conditions in those countries or regions may have a significant impact on the Fund's investment performance.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company's earnings and may have a preference over common stock on the distribution of a company's assets in the event of bankruptcy or liquidation. Preferred stockholders' liquidation rights are subordinate to the company's debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of such depositary receipts.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Mid-Cap and Small Company Risk: Mid-cap and small companies usually do not have as much financial strength as very large companies and may not be able to do as well in difficult times. Investing in mid-cap and small companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, abrupt or erratic price movements, competition from larger companies, and a less liquid trading market for their stocks as compared with larger companies.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Hedging Risk: A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position
(often a through a derivative instrument, such as an option or forward contract).
While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the
		securities at a desirable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the indices noted above. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective October 1, 2011, J.P. Morgan Investment Management Inc. ("JPMIM")
assumed sub-advisory responsibilities for the Fund. From September 11, 2009 through September 30, 2011, BlackRock Financial Management, Inc. assumed sub-advisory duties on September 11, 2009. From inception through September 11,
		2009, Putnam Investment Management, LLC was sub-adviser to the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the indices noted above.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 22.29%
(quarter ending June 30, 2009) and the lowest return for a quarter was -24.29% (quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return
		was 4.69%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Emerging Economies Fund (Prospectus Summary) | Emerging Economies Fund | MSCI Emerging Markets Index (net)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (net)
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Emerging Economies Fund (Prospectus Summary) | Emerging Economies Fund | Emerging Economies Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Annual Return 2006	rr_AnnualReturn2006	22.63%
Annual Return 2007	rr_AnnualReturn2007	9.07%
Annual Return 2008	rr_AnnualReturn2008	(46.09%)
Annual Return 2009	rr_AnnualReturn2009	29.60%
Annual Return 2010	rr_AnnualReturn2010	11.22%
Annual Return 2011	rr_AnnualReturn2011	(13.01%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.29%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	(5.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005

Foreign Value Fund (Prospectus Summary) | Foreign Value Fund
FOREIGN VALUE FUND
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable
Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Foreign Value Fund
Management Fees	0.67%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.83%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Foreign Value Fund	85	265	460	1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets. The equity securities in which the Fund invests are primarily common stocks. Typically, the
Fund will invest at least 80% of its net assets in "foreign securities," as defined below, which may include emerging markets.

Although the Fund invests primarily in securities of issuers located in developed countries, the Fund may invest all of its assets in securities of issuers located in emerging markets securities.

The Fund also invests in American, European and Global depositary receipts. The
Fund, from time to time, may have significant investments in one or more countries or in particular sectors.

When choosing equity investments for the Fund, the sub-adviser applies a
"bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the sub-adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The sub-adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, liquidation value and various other metrics to determine the intrinsic value of a stock as a function of its long-term earnings potential, balance sheet health and projected cash-flow streams.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of such depositary receipts.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 27.93%
(quarter ending June 30, 2009) and the lowest return for a quarter was -23.79% (quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 0.26%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Foreign Value Fund	Fund	(13.01%)	(3.20%)	0.80%	Dec 5, 2005
Foreign Value Fund MSCI EAFE Index (net)	MSCI EAFE Index (net)	(12.14%)	(4.72%)	0.35%	Dec 5, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Foreign Value Fund (Prospectus Summary) | Foreign Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FOREIGN VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable
Contracts") in which the Fund is offered. Please see your Variable Contract prospectus
		for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets. The equity securities in which the Fund invests are primarily common stocks. Typically, the
Fund will invest at least 80% of its net assets in "foreign securities," as defined below, which may include emerging markets.

Although the Fund invests primarily in securities of issuers located in developed countries, the Fund may invest all of its assets in securities of issuers located in emerging markets securities.

The Fund also invests in American, European and Global depositary receipts. The
Fund, from time to time, may have significant investments in one or more countries or in particular sectors.

When choosing equity investments for the Fund, the sub-adviser applies a
"bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the sub-adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The sub-adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, liquidation value and various other metrics to determine the intrinsic value of a stock as a function of its long-term earnings potential, balance sheet health and projected cash-flow streams.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other
		securities as the Fund and the securities lending agent may agree upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of such depositary receipts.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser
		has placed on it.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily
		an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the MSCI EAFE Index (net).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 27.93%
(quarter ending June 30, 2009) and the lowest return for a quarter was -23.79% (quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return
		was 0.26%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Foreign Value Fund (Prospectus Summary) | Foreign Value Fund | MSCI EAFE Index (net)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (net)
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Foreign Value Fund (Prospectus Summary) | Foreign Value Fund | Foreign Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.67%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2006	rr_AnnualReturn2006	22.19%
Annual Return 2007	rr_AnnualReturn2007	11.17%
Annual Return 2008	rr_AnnualReturn2008	(44.55%)
Annual Return 2009	rr_AnnualReturn2009	47.35%
Annual Return 2010	rr_AnnualReturn2010	7.58%
Annual Return 2011	rr_AnnualReturn2011	(13.01%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	(3.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005

Global Real Estate Fund (Prospectus Summary) | Global Real Estate Fund
GLOBAL REAL ESTATE FUND
Investment Objective
The Fund seeks high total return through long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.95%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Real Estate Fund GLOBAL REAL ESTATE FUND
Management Fees	0.75%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.92%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global Real Estate Fund GLOBAL REAL ESTATE FUND	94	293	509	1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies. A company is considered a "real estate company" or "real estate-related company" if at least 50% of its net assets, gross income or net profits are attributable to ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. The principal type of securities purchased by the Fund is common stock. The Fund's investments in real estate and real estate-related companies may include real estate investment trusts ("REITs"), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 75% of its total assets in foreign securities, including securities of issuers in emerging markets. The Fund expects to invest a substantial portion of its assets in the securities of issuers economically tied to Japan, the
United Kingdom, Australia, Hong Kong, Singapore, China, Canada and Continental Europe.
The sub-adviser considers an investment tied economically to a country if the investment is exposed to the economic risks and returns of such country. From time to time, the
Fund's investments with respect to a particular country may exceed 25% of its investment portfolio.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Real Estate Investments Risk: Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

REITs Risk: The performance of a REIT depends on current economic conditions and the types of real property in which it invests and how well the property is managed. If a REIT concentrates its investments in a geographic region or property type, changes in underlying real estate values may have an exaggerated effect on the value of the REIT.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Concentration Risk: The Fund invests substantially in securities related to the real estate industry. Substantial investments in a particular industry or sector make the Fund's performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular industry, group of industries, or sector than a fund that invests more broadly.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Synthetic Securities Risk: Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate.
Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Financial Times Stock Exchange European Public Real Estate Association /
National Association of Real Estate Investment Trusts ("FTSE EPRA/NAREIT")
Developed Index (formerly FTSE EPRNA/NAREIT Global Real Estate Composite). Fees
and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the
Fund will perform in the future.

Invesco Advisers, Inc. ("Invesco") is responsible for investing the portion of the Fund's assets invested in domestic real estate securities. Goldman Sachs
Asset Management, L.P. ("GSAM") is generally responsible for investing the portion of the Fund's assets invested in international real estate securities.
As of July 31, 2012, GSAM managed approximately 60% of the Fund's assets and
Invesco managed approximately 40% of the Fund's assets. The percentage of the
Fund's assets that each sub-adviser manages may, at VALIC's discretion, change from time to time.

During the periods shown in the bar chart, the highest return for a quarter was
27.35% (quarter ending June 30, 2009) and the lowest return for a quarter was
-21.47% (quarter ending March 31, 2009). For the year-to-date through June 30,
2012, the Fund's return was 16.64%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Global Real Estate Fund	Label	1 Year	Since Inception	Inception Date
GLOBAL REAL ESTATE FUND	Fund	(8.00%)	(1.91%)	Mar 10, 2008
FTSE EPRA/NAREIT Developed Index	FTSE EPRA/NAREIT Developed Index	(5.82%)	(1.94%)	Mar 10, 2008

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Global Real Estate Fund (Prospectus Summary) | Global Real Estate Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL REAL ESTATE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return through long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.95%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies. A company is considered a "real estate company" or "real estate-related company" if at least 50% of its net assets, gross income or net profits are attributable to ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. The principal type of securities purchased by the Fund is common stock. The Fund's investments in real estate and real estate-related companies may include real estate investment trusts ("REITs"), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 75% of its total assets in foreign securities, including securities of issuers in emerging markets. The Fund expects to invest a substantial portion of its assets in the securities of issuers economically tied to Japan, the
United Kingdom, Australia, Hong Kong, Singapore, China, Canada and Continental Europe.
The sub-adviser considers an investment tied economically to a country if the investment is exposed to the economic risks and returns of such country. From time to time, the
Fund's investments with respect to a particular country may exceed 25% of its investment
		portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Real Estate Investments Risk: Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

REITs Risk: The performance of a REIT depends on current economic conditions and the types of real property in which it invests and how well the property is managed. If a REIT concentrates its investments in a geographic region or property type, changes in underlying real estate values may have an exaggerated effect on the value of the REIT.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Concentration Risk: The Fund invests substantially in securities related to the real estate industry. Substantial investments in a particular industry or sector make the Fund's performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular industry, group of industries, or sector than a fund that invests more broadly.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Synthetic Securities Risk: Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate.
Synthetic securities may be subject to interest rate changes, market price
		fluctuations, counterparty risk and liquidity risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Financial Times Stock Exchange European Public Real Estate Association /
National Association of Real Estate Investment Trusts ("FTSE EPRA/NAREIT")
Developed Index (formerly FTSE EPRNA/NAREIT Global Real Estate Composite). Fees
and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the
Fund will perform in the future.

Invesco Advisers, Inc. ("Invesco") is responsible for investing the portion of the Fund's assets invested in domestic real estate securities. Goldman Sachs
Asset Management, L.P. ("GSAM") is generally responsible for investing the portion of the Fund's assets invested in international real estate securities.
As of July 31, 2012, GSAM managed approximately 60% of the Fund's assets and
Invesco managed approximately 40% of the Fund's assets. The percentage of the
Fund's assets that each sub-adviser manages may, at VALIC's discretion, change
		from time to time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Financial Times Stock Exchange European Public Real Estate Association / National Association of Real Estate Investment Trusts ("FTSE EPRA/NAREIT") Developed Index (formerly FTSE EPRNA/NAREIT Global Real Estate Composite).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
27.35% (quarter ending June 30, 2009) and the lowest return for a quarter was
-21.47% (quarter ending March 31, 2009). For the year-to-date through June 30,
		2012, the Fund's return was 16.64%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Global Real Estate Fund (Prospectus Summary) | Global Real Estate Fund | FTSE EPRA/NAREIT Developed Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index
1 Year	rr_AverageAnnualReturnYear01	(5.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008
Global Real Estate Fund (Prospectus Summary) | Global Real Estate Fund | GLOBAL REAL ESTATE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2009	rr_AnnualReturn2009	31.89%
Annual Return 2010	rr_AnnualReturn2010	18.22%
Annual Return 2011	rr_AnnualReturn2011	(8.00%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.47%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(8.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2008

Global Social Awareness Fund (Prospectus Summary) | Global Social Awareness Fund
GLOBAL SOCIAL AWARENESS FUND
Investment Objective
The Fund seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. The
Fund will typically invest in stocks of large capitalization companies domiciled in the U.S., Europe, Japan and other developed markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Social Awareness Fund
Management Fees	0.50%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.68%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global Social Awareness Fund	69	218	379	847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in domestic and foreign companies that meet the Fund's social criteria. The Fund primarily invests in large and mid-capitalization companies.
The Fund does not invest in companies that are significantly engaged in:

  •   the production of nuclear energy;

  •   the manufacture of military weapons or delivery systems;

  •   the manufacture of alcoholic beverages or tobacco products;

  •   the operation of gambling casinos;

  •   business practices or the production of products that have a severe impact on the environment;

  •   labor relations disputes or breach of core international labor standards; or

  •   companies that have operations in countries that pose significant human rights concerns.

Under normal circumstances, the Fund will invest at least 80% of net assets in common stocks and 50% of net assets in foreign securities. The sub-adviser may change the allocation between U.S. and foreign securities provided that the
Fund's investments in foreign securities do not exceed 60% of net assets.

In addition, the Fund may invest up to 20% of net assets in other securities of companies that meet the Fund's social criteria, including preferred stock, convertible securities, and high quality money market securities and warrants.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Social Criteria Risk: Social criteria screening limits the availability of investment opportunities for the Fund. If the Fund changes its social criteria or a company stops meeting the Fund's social criteria, the Fund will sell the affected investments even if this means the Fund loses money.

Convertible Securities Risk: Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values;
security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Preferred Stock Risk: Unlike common stock, preferred stock generally pays a fixed dividend from a company's earnings and may have a preference over common stock on the distribution of a company's assets in the event of bankruptcy or liquidation. Preferred stockholders' liquidation rights are subordinate to the company's debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Warrant Risk: A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
MSCI World Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Performance for periods prior to October 1, 2007 reflects results when the Fund was managed using an investment strategy that focused on U.S. companies that met the Fund's social criteria.

During the periods shown in the bar chart, the highest return for a quarter was 21.35% (quarter ending June 30, 2009) and the lowest return for a quarter was -23.46% (quarter ending December 31, 2008). For the year-to-date through
June 30, 2012, the Fund's return was 6.12%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Global Social Awareness Fund	Fund	(6.18%)	(2.79%)	1.27%
Global Social Awareness Fund MSCI World Index (net)	MSCI World Index (net)	(5.54%)	(2.37%)	3.62%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Global Social Awareness Fund (Prospectus Summary) | Global Social Awareness Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL SOCIAL AWARENESS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. The
Fund will typically invest in stocks of large capitalization companies domiciled in
		the U.S., Europe, Japan and other developed markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
		Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in domestic and foreign companies that meet the Fund's social criteria. The Fund primarily invests in large and mid-capitalization companies.
The Fund does not invest in companies that are significantly engaged in:

  •   the production of nuclear energy;

  •   the manufacture of military weapons or delivery systems;

  •   the manufacture of alcoholic beverages or tobacco products;

  •   the operation of gambling casinos;

  •   business practices or the production of products that have a severe impact on the environment;

  •   labor relations disputes or breach of core international labor standards; or

  •   companies that have operations in countries that pose significant human rights concerns.

Under normal circumstances, the Fund will invest at least 80% of net assets in common stocks and 50% of net assets in foreign securities. The sub-adviser may change the allocation between U.S. and foreign securities provided that the
Fund's investments in foreign securities do not exceed 60% of net assets.

In addition, the Fund may invest up to 20% of net assets in other securities of companies that meet the Fund's social criteria, including preferred stock, convertible securities, and high quality money market securities and warrants.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

The sub-adviser may engage in frequent and active trading of portfolio
		securities to achieve the Fund's investment objective.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in domestic and foreign companies that meet the Fund's social criteria.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Social Criteria Risk: Social criteria screening limits the availability of investment opportunities for the Fund. If the Fund changes its social criteria or a company stops meeting the Fund's social criteria, the Fund will sell the affected investments even if this means the Fund loses money.

Convertible Securities Risk: Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values;
security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Preferred Stock Risk: Unlike common stock, preferred stock generally pays a fixed dividend from a company's earnings and may have a preference over common stock on the distribution of a company's assets in the event of bankruptcy or liquidation. Preferred stockholders' liquidation rights are subordinate to the company's debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Warrant Risk: A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the
		market price of the securities is below the exercise price of the warrant.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
MSCI World Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Performance for periods prior to October 1, 2007 reflects results when the Fund was managed using an investment strategy that focused on U.S. companies that met
		the Fund's social criteria.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the MSCI World Index (net).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 21.35% (quarter ending June 30, 2009) and the lowest return for a quarter was -23.46% (quarter ending December 31, 2008). For the year-to-date through
		June 30, 2012, the Fund's return was 6.12%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Global Social Awareness Fund (Prospectus Summary) | Global Social Awareness Fund | MSCI World Index (net)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (net)
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
10 Years	rr_AverageAnnualReturnYear10	3.62%
Global Social Awareness Fund (Prospectus Summary) | Global Social Awareness Fund | Global Social Awareness Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return 2002	rr_AnnualReturn2002	(23.44%)
Annual Return 2003	rr_AnnualReturn2003	28.45%
Annual Return 2004	rr_AnnualReturn2004	10.59%
Annual Return 2005	rr_AnnualReturn2005	4.07%
Annual Return 2006	rr_AnnualReturn2006	15.52%
Annual Return 2007	rr_AnnualReturn2007	4.40%
Annual Return 2008	rr_AnnualReturn2008	(39.98%)
Annual Return 2009	rr_AnnualReturn2009	31.56%
Annual Return 2010	rr_AnnualReturn2010	12.23%
Annual Return 2011	rr_AnnualReturn2011	(6.18%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.46%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(6.18%)
5 Years	rr_AverageAnnualReturnYear05	(2.79%)
10 Years	rr_AverageAnnualReturnYear10	1.27%

Global Strategy Fund (Prospectus Summary) | Global Strategy Fund
GLOBAL STRATEGY FUND
Investment Objective
The Fund seeks high total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Strategy Fund
Management Fees	0.50%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.67%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global Strategy Fund	68	214	373	835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money market securities. The mix of investments will be adjusted to capitalize on the total return potential produced by changing economic conditions throughout the world. The sub-adviser primarily selects securities that the sub-adviser believes are undervalued in relation to the securities' fundamental economic value.

There are no minimum or maximum percentage targets for each asset class, though under normal market conditions the Fund invests 50% to 80% of its assets in equity securities. The Fund's fixed income assets will generally consist of
"investment grade" debt securities.

In addition, under normal market conditions, the Fund expects to invest at least
40% of its net assets in foreign securities, including foreign equity securities and foreign sovereign debt securities. Although the Fund generally invests in securities of issuers located in developed countries, the Fund may invest up to
50% of its total assets in securities of issuers located in emerging markets.

The Fund may seek to hedge (protect) the value of one or more security it holds, or intends to acquire or sell, against adverse changes in foreign currency values through the use of foreign currency forward contracts and foreign currency futures contracts (together, "currency forwards"). The Fund also may use currency forwards or other derivatives for non-hedging purposes, such as to gain exposure indirectly to a security or foreign currency or in anticipation of changes in the value of a foreign currency.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result.

The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Credit Risk: The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions. When currency forwards are used by the Fund for hedging purposes, there is a risk that due to imperfect correlations, the currency forwards will not fully hedge against adverse changes in foreign currency values or, under extreme market conditions, will not provide any hedging benefit. The successful use of currency forwards for non-hedging purposes usually depends on the portfolio managers'
ability to forecast movements in foreign currency values and may be speculative.
Should these values move in unexpected ways, the Fund may not achieve the anticipated benefit from using currency forwards, and it may realize losses, which could be significant.

Counterparty Risk: Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.

Foreign Sovereign Debt Risk: Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
MSCI ACWI Index (net) and a Blended Index, which is composed of the J.P. Morgan
GBI Global (unhedged) (40%) and the MSCI ACWI Index (60%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 14.42%
(quarter ending June 30, 2009) and the lowest return for a quarter was -13.53% (quarter ending September 30, 2011). For the year-to-date through June 30, 2012, the Fund's return was 5.44%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Global Strategy Fund	Fund	(2.22%)	3.38%	6.31%	Dec 5, 2005
Global Strategy Fund Blended Index	Blended Index	(1.41%)	2.33%	4.46%	Dec 5, 2005
Global Strategy Fund MSCI ACWI (net)	MSCI ACWI (net)	(7.35%)	(1.93%)	1.70%	Dec 5, 2005
Global Strategy Fund JPM GBI Global (unhedged)	JPM GBI Global (unhedged)	7.22%	7.61%	7.51%	Dec 5, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Global Strategy Fund (Prospectus Summary) | Global Strategy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
		Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value
		of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money market securities. The mix of investments will be adjusted to capitalize on the total return potential produced by changing economic conditions throughout the world. The sub-adviser primarily selects securities that the sub-adviser believes are undervalued in relation to the securities' fundamental economic value.

There are no minimum or maximum percentage targets for each asset class, though under normal market conditions the Fund invests 50% to 80% of its assets in equity securities. The Fund's fixed income assets will generally consist of
"investment grade" debt securities.

In addition, under normal market conditions, the Fund expects to invest at least
40% of its net assets in foreign securities, including foreign equity securities and foreign sovereign debt securities. Although the Fund generally invests in securities of issuers located in developed countries, the Fund may invest up to
50% of its total assets in securities of issuers located in emerging markets.

The Fund may seek to hedge (protect) the value of one or more security it holds, or intends to acquire or sell, against adverse changes in foreign currency values through the use of foreign currency forward contracts and foreign currency futures contracts (together, "currency forwards"). The Fund also may use currency forwards or other derivatives for non-hedging purposes, such as to gain exposure indirectly to a security or foreign currency or in anticipation of changes in the value of a foreign currency.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree
		upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result.

The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Credit Risk: The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions. When currency forwards are used by the Fund for hedging purposes, there is a risk that due to imperfect correlations, the currency forwards will not fully hedge against adverse changes in foreign currency values or, under extreme market conditions, will not provide any hedging benefit. The successful use of currency forwards for non-hedging purposes usually depends on the portfolio managers'
ability to forecast movements in foreign currency values and may be speculative.
Should these values move in unexpected ways, the Fund may not achieve the anticipated benefit from using currency forwards, and it may realize losses, which could be significant.

Counterparty Risk: Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there my be no recovery or limited recovery in such circumstances.

Foreign Sovereign Debt Risk: Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has
		placed on it.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
MSCI ACWI Index (net) and a Blended Index, which is composed of the J.P. Morgan
GBI Global (unhedged) (40%) and the MSCI ACWI Index (60%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform
		in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the MSCI ACWI Index (net) and a Blended Index, which is composed of the J.P. Morgan GBI Global (unhedged) (40%) and the MSCI ACWI Index (60%).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 14.42%
(quarter ending June 30, 2009) and the lowest return for a quarter was -13.53% (quarter ending September 30, 2011). For the year-to-date through June 30, 2012, the Fund's
		return was 5.44%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Global Strategy Fund (Prospectus Summary) | Global Strategy Fund | Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
5 Years	rr_AverageAnnualReturnYear05	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Global Strategy Fund (Prospectus Summary) | Global Strategy Fund | MSCI ACWI (net)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI (net)
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Global Strategy Fund (Prospectus Summary) | Global Strategy Fund | JPM GBI Global (unhedged)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	JPM GBI Global (unhedged)
1 Year	rr_AverageAnnualReturnYear01	7.22%
5 Years	rr_AverageAnnualReturnYear05	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Global Strategy Fund (Prospectus Summary) | Global Strategy Fund | Global Strategy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return 2006	rr_AnnualReturn2006	21.12%
Annual Return 2007	rr_AnnualReturn2007	10.08%
Annual Return 2008	rr_AnnualReturn2008	(20.79%)
Annual Return 2009	rr_AnnualReturn2009	24.03%
Annual Return 2010	rr_AnnualReturn2010	11.68%
Annual Return 2011	rr_AnnualReturn2011	(2.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.53%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(2.22%)
5 Years	rr_AverageAnnualReturnYear05	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005

Government Securities Fund (Prospectus Summary) | Government Securities Fund
GOVERNMENT SECURITIES FUND
Investment Objective
The Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.67%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Government Securities Fund
Management Fees	0.50%
Other Expenses	0.19%
Expense Reimbursement	0.02%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.67%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Government Securities Fund	68	219	382	857

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 230% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests at least 80% of net assets in intermediate and long-term U.S.
Government and government sponsored debt securities.

The Fund may also invest in mortgage-related securities, asset-backed securities, repurchase agreements, high quality corporate debt securities and high quality domestic money market securities. The Fund may also invest up to
20% of its net assets in high quality foreign investments payable in U.S.
dollars.

The sub-advisers may engage in active and frequent trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the
"full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Credit Risk: The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. The Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Fund's income.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Mortgage Risk: Mortgage-related securities are similar to other debt securities in that they are sensitive to interest rates. Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers.

Non-Mortgage Asset-Backed Securities Risk: Certain non-mortgage asset-backed securities are issued by private parties rather than the U.S. Government or its agencies or government-sponsored entities. If a private issuer fails to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Repurchase Agreements Risk: Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
Fund at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement.
This could cause the Fund's income and the value of the Fund to decline.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Bank of America Merrill Lynch ("BofA ML") U.S. Treasury Master Index. Fees and
expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Effective October 1, 2012, the Fund changed its broad-based index from the BofA
ML U.S. Treasury Master Index to the Barclays U.S. Government Bond Index, which management believes is a comparable index. Management further believes that the changes will enhance the operations and administration of the Fund.

PineBridge Investments LLC (and its predecessors) served as sub-adviser of the
Fund from January 1, 2002 to August 7, 2009. SunAmerica Asset Management Corp.
("SAAMCo") assumed sub-advisory duties effective August 10, 2009. J.P. Morgan
Investment Management Inc. ("JPMIM") assumed co-sub-advisory duties effective
November 11, 2011. As of July 31, 2012, SAAMCo and JPMIM each managed approximately 50% of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at the adviser's discretion, change from time to time.

During the periods shown in the bar chart, the highest return for a quarter was 6.87%
(quarter ending December 31, 2008) and the lowest return for a quarter was -3.36%
(quarter ending December 31, 2010). For the year-to-date through June 30, 2012, the
Fund's return was 2.35%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Government Securities Fund	Fund	9.78%	5.35%	4.87%
Government Securities Fund BofA ML US Treasury Master Index	BofA ML US Treasury Master Index	9.79%	6.83%	5.71%
Government Securities Fund Barclays U.S. Government Bond Index	Barclays U.S. Government Bond Index	9.02%	6.56%	5.59%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Government Securities Fund (Prospectus Summary) | Government Securities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.67%. This agreement will be renewed in terms
		of one year unless terminated by the Board of Directors prior to any such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 230% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	230.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of net assets in intermediate and long-term U.S.
Government and government sponsored debt securities.

The Fund may also invest in mortgage-related securities, asset-backed securities, repurchase agreements, high quality corporate debt securities and high quality domestic money market securities. The Fund may also invest up to
20% of its net assets in high quality foreign investments payable in U.S.
dollars.

The sub-advisers may engage in active and frequent trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and
		such other securities as the Fund and the securities lending agent may agree upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the
"full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Credit Risk: The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. The Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Fund's income.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Mortgage Risk: Mortgage-related securities are similar to other debt securities in that they are sensitive to interest rates. Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers.

Non-Mortgage Asset-Backed Securities Risk: Certain non-mortgage asset-backed securities are issued by private parties rather than the U.S. Government or its agencies or government-sponsored entities. If a private issuer fails to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Repurchase Agreements Risk: Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the
Fund at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement.
		This could cause the Fund's income and the value of the Fund to decline.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Bank of America Merrill Lynch ("BofA ML") U.S. Treasury Master Index. Fees and
expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Effective October 1, 2012, the Fund changed its broad-based index from the BofA
ML U.S. Treasury Master Index to the Barclays U.S. Government Bond Index, which management believes is a comparable index. Management further believes that the changes will enhance the operations and administration of the Fund.

PineBridge Investments LLC (and its predecessors) served as sub-adviser of the
Fund from January 1, 2002 to August 7, 2009. SunAmerica Asset Management Corp.
("SAAMCo") assumed sub-advisory duties effective August 10, 2009. J.P. Morgan
Investment Management Inc. ("JPMIM") assumed co-sub-advisory duties effective
November 11, 2011. As of July 31, 2012, SAAMCo and JPMIM each managed approximately 50% of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at the adviser's discretion, change from
		time to time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Bank of America Merrill Lynch ("BofA ML") U.S. Treasury Master Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 6.87%
(quarter ending December 31, 2008) and the lowest return for a quarter was -3.36%
(quarter ending December 31, 2010). For the year-to-date through June 30, 2012, the
		Fund's return was 2.35%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Government Securities Fund (Prospectus Summary) | Government Securities Fund | BofA ML US Treasury Master Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA ML US Treasury Master Index
1 Year	rr_AverageAnnualReturnYear01	9.79%
5 Years	rr_AverageAnnualReturnYear05	6.83%
10 Years	rr_AverageAnnualReturnYear10	5.71%
Government Securities Fund (Prospectus Summary) | Government Securities Fund | Barclays U.S. Government Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Government Bond Index
1 Year	rr_AverageAnnualReturnYear01	9.02%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Government Securities Fund (Prospectus Summary) | Government Securities Fund | Government Securities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	219
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	382
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	857
Annual Return 2002	rr_AnnualReturn2002	12.03%
Annual Return 2003	rr_AnnualReturn2003	1.15%
Annual Return 2004	rr_AnnualReturn2004	3.44%
Annual Return 2005	rr_AnnualReturn2005	2.62%
Annual Return 2006	rr_AnnualReturn2006	3.03%
Annual Return 2007	rr_AnnualReturn2007	7.67%
Annual Return 2008	rr_AnnualReturn2008	9.76%
Annual Return 2009	rr_AnnualReturn2009	(3.78%)
Annual Return 2010	rr_AnnualReturn2010	3.96%
Annual Return 2011	rr_AnnualReturn2011	9.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.36%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	9.78%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.87%

Growth Fund (Prospectus Summary) | Growth Fund
GROWTH FUND
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.81%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Growth Fund
Management Fees	0.71%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.84%
Expense Reimbursement	0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.81%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Growth Fund	83	265	463	1,034

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund attempts to achieve its investment objective by investing its assets using three distinct investment strategies: a growth strategy, a disciplined growth strategy and a global growth strategy. The percentage of assets devoted to a particular strategy may vary due to differences in asset class performance or prevailing market conditions.

                                                           Disciplined    Global
                                                 Growth      Growth       Growth
                                                Strategy    Strategy     Strategy

     Long Term Allocation Target                  65%          20%         15%
     Operating Ranges over Short-Term Periods     65%        20-35%       0-15%

With respect to the Growth Strategy, the sub-adviser invests primarily in larger sized U.S. companies that are demonstrating business improvement such as accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company's business. The sub-adviser also may invest in securities of foreign companies, including companies located in emerging markets.

With respect to the Disciplined Growth Strategy, the sub-adviser will invest primarily in large, those with a market capitalization greater than $2 billion, publicly traded U.S. companies, using quantitative management techniques. The goal of this strategy is to provide better returns for the assets invested pursuant to this strategy than the Russell 1000® Growth Index, without taking on significant additional risk.

With respect to the Global Growth Strategy, the sub-adviser will invest primarily in equity securities of issuers located in developed countries world-wide
(including the United States). Under normal market conditions, the strategy will primarily consist of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. In addition, the portfolio managers believe that it is important to diversify the Fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The Fund may invest up to 20% of its total assets in securities of companies located in foreign countries. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 16.27% (quarter ending June 30, 2009) and the lowest return for a quarter was -23.80% (quarter ending December 31, 2008). For the year-to-date through
June 30, 2012, the Fund's return was 10.51%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Growth Fund	Fund	(0.62%)	3.23%	1.72%	Dec 5, 2005
Growth Fund Russell 1000 ® Growth Index	Russell 1000® Growth Index	2.64%	2.50%	3.24%	Dec 5, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Growth Fund (Prospectus Summary) | Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.81%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund attempts to achieve its investment objective by investing its assets using three distinct investment strategies: a growth strategy, a disciplined growth strategy and a global growth strategy. The percentage of assets devoted to a particular strategy may vary due to differences in asset class performance or prevailing market conditions.

                                                           Disciplined    Global
                                                 Growth      Growth       Growth
                                                Strategy    Strategy     Strategy

     Long Term Allocation Target                  65%          20%         15%
     Operating Ranges over Short-Term Periods     65%        20-35%       0-15%

With respect to the Growth Strategy, the sub-adviser invests primarily in larger sized U.S. companies that are demonstrating business improvement such as accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company's business. The sub-adviser also may invest in securities of foreign companies, including companies located in emerging markets.

With respect to the Disciplined Growth Strategy, the sub-adviser will invest primarily in large, those with a market capitalization greater than $2 billion, publicly traded U.S. companies, using quantitative management techniques. The goal of this strategy is to provide better returns for the assets invested pursuant to this strategy than the Russell 1000® Growth Index, without taking on significant additional risk.

With respect to the Global Growth Strategy, the sub-adviser will invest primarily in equity securities of issuers located in developed countries world-wide
(including the United States). Under normal market conditions, the strategy will primarily consist of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. In addition, the portfolio managers believe that it is important to diversify the Fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The Fund may invest up to 20% of its total assets in securities of companies located in foreign countries. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree
		upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a
		desirable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not
		necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000 ® Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 16.27% (quarter ending June 30, 2009) and the lowest return for a quarter was -23.80% (quarter ending December 31, 2008). For the year-to-date through
		June 30, 2012, the Fund's return was 10.51%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Growth Fund (Prospectus Summary) | Growth Fund | Russell 1000 ® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Growth Fund (Prospectus Summary) | Growth Fund | Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	463
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,034
Annual Return 2006	rr_AnnualReturn2006	(3.36%)
Annual Return 2007	rr_AnnualReturn2007	21.04%
Annual Return 2008	rr_AnnualReturn2008	(39.64%)
Annual Return 2009	rr_AnnualReturn2009	36.53%
Annual Return 2010	rr_AnnualReturn2010	18.24%
Annual Return 2011	rr_AnnualReturn2011	(0.62%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.80%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
5 Years	rr_AverageAnnualReturnYear05	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005

Growth & Income Fund (Prospectus Summary) | Growth & Income Fund
GROWTH & INCOME FUND
Investment Objective
The Fund seeks to provide long-term growth of capital and,
secondarily, current income through investment in common stocks and equity-related securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Growth & Income Fund
Management Fees	0.75%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.98%
Expense Reimbursement	0.13%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Growth & Income Fund	87	299	529	1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 227% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in stocks that will provide current income. The sub-adviser uses a top-down, highly disciplined investment process. A universe of potential investment candidates is developed and then tested through various filters to determine the appropriate mix for achieving the desired returns while limiting variation relative to the market.

The Fund generally invests 90% to 95% of total assets, at the time of purchase, in common stocks and equity-related securities. The Fund principally invests in large capitalization companies. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 15.82% (quarter ending June 30, 2009) and the lowest return for a quarter was -23.06% (quarter ending December 31, 2008). For the year-to-date through
June 30, 2012, the Fund's return was 8.30%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Growth & Income Fund	Fund	(4.35%)	(2.40%)	1.00%
Growth & Income Fund S&P 500®Index	S&P 500® Index	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Growth & Income Fund (Prospectus Summary) | Growth & Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GROWTH & INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, current income through investment in common stocks and equity-related securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms
		of one year unless terminated by the Board of Directors prior to any such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 227% of the average value
		of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	227.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in stocks that will provide current income. The sub-adviser uses a top-down, highly disciplined investment process. A universe of potential investment candidates is developed and then tested through various filters to determine the appropriate mix for achieving the desired returns while limiting variation relative to the market.

The Fund generally invests 90% to 95% of total assets, at the time of purchase, in common stocks and equity-related securities. The Fund principally invests in large capitalization companies. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and
		such other securities as the Fund and the securities lending agent may agree upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a
		desirable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily
		an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the S&P 500 ® Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 15.82% (quarter ending June 30, 2009) and the lowest return for a quarter was -23.06% (quarter ending December 31, 2008). For the year-to-date through
		June 30, 2012, the Fund's return was 8.30%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Growth & Income Fund (Prospectus Summary) | Growth & Income Fund | S&P 500®Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Growth & Income Fund (Prospectus Summary) | Growth & Income Fund | Growth & Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2002	rr_AnnualReturn2002	(21.52%)
Annual Return 2003	rr_AnnualReturn2003	22.66%
Annual Return 2004	rr_AnnualReturn2004	10.72%
Annual Return 2005	rr_AnnualReturn2005	1.46%
Annual Return 2006	rr_AnnualReturn2006	15.35%
Annual Return 2007	rr_AnnualReturn2007	7.05%
Annual Return 2008	rr_AnnualReturn2008	(36.75%)
Annual Return 2009	rr_AnnualReturn2009	21.82%
Annual Return 2010	rr_AnnualReturn2010	12.26%
Annual Return 2011	rr_AnnualReturn2011	(4.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.06%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(4.35%)
5 Years	rr_AverageAnnualReturnYear05	(2.40%)
10 Years	rr_AverageAnnualReturnYear10	1.00%

Health Sciences Fund (Prospectus Summary) | Health Sciences Fund
HEALTH SCIENCES FUND
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Health Sciences Fund
Management Fees	1.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.16%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Health Sciences Fund	118	368	638	1,409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues long-term capital appreciation by normally investing at least
80% of net assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences"). While the Fund can invest in companies of any size, the majority of Fund assets are expected to be invested in large- and mid-cap companies.

The Fund's sub-adviser divides the health sciences sector into four main areas:
pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. The allocation among these four areas will vary depending on the relative potential the sub-adviser sees within each area and the outlook for the overall health sciences sector.

While most assets will be invested in U.S. common stocks, the Fund may invest in options, as well as foreign stocks, in keeping with Fund objectives. The Fund may invest up to 35% of its total assets in foreign stocks, which include non-dollar denominated securities traded outside the U.S. In addition, the Fund writes call and put options primarily as a means of generating additional income. Normally, the Fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility. The Funds also uses options to hedge against losses and to lock-in gains when stocks appreciate.

In pursuing its investment objective, the sub-adviser has the discretion to deviate from its normal investment criteria, as described in this Fund Summary, when it perceives an opportunity for substantial appreciation. These situations might arise when the sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development or a change in management.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Health Sector Risk: Since the Fund is concentrated in the health sciences industry, the Fund is less diversified than funds investing in a broader range of industries and could experience significant volatility. The Fund may invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses such as hospital management and managed care. Developments that could adversely affect the Fund include:
increased competition within the health care industry, changes in legislation or government regulations, including uncertainty regarding health care reform and how it will be implemented, reductions in government funding or price controls imposed by a government, product liability or other litigation and the obsolescence of popular products.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Concentration Risk: The Fund invests substantially in the health industry.
Substantial investments in a particular market, industry, group of industries, or sector make the Fund's performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, or sector than a fund that invests more broadly.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions. Writing options exposes the Fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the Fund.

Hedging Risk: A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position
(often a through a derivative instrument, such as an option or forward contract).
While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Health Care Index. Fees and  expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was
18.44% (quarter ending June 30, 2003) and the lowest return for a quarter was
-19.49% (quarter ending December 31, 2008). For the year-to-date through
June 30, 2012, the Fund's return was 24.68%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Health Sciences Fund	Fund	10.48%	6.84%	6.92%
Health Sciences Fund S&P 500®Health Care Index	S&P 500® Health Care Index	12.69%	2.84%	2.26%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Health Sciences Fund (Prospectus Summary) | Health Sciences Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HEALTH SCIENCES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
		Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues long-term capital appreciation by normally investing at least
80% of net assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences"). While the Fund can invest in companies of any size, the majority of Fund assets are expected to be invested in large- and mid-cap companies.

The Fund's sub-adviser divides the health sciences sector into four main areas:
pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. The allocation among these four areas will vary depending on the relative potential the sub-adviser sees within each area and the outlook for the overall health sciences sector.

While most assets will be invested in U.S. common stocks, the Fund may invest in options, as well as foreign stocks, in keeping with Fund objectives. The Fund may invest up to 35% of its total assets in foreign stocks, which include non-dollar denominated securities traded outside the U.S. In addition, the Fund writes call and put options primarily as a means of generating additional income. Normally, the Fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility. The Funds also uses options to hedge against losses and to lock-in gains when stocks appreciate.

In pursuing its investment objective, the sub-adviser has the discretion to deviate from its normal investment criteria, as described in this Fund Summary, when it perceives an opportunity for substantial appreciation. These situations might arise when the sub-adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, a favorable
		competitive development or a change in management.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund pursues long-term capital appreciation by normally investing at least 80% of net assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Health Sector Risk: Since the Fund is concentrated in the health sciences industry, the Fund is less diversified than funds investing in a broader range of industries and could experience significant volatility. The Fund may invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses such as hospital management and managed care. Developments that could adversely affect the Fund include:
increased competition within the health care industry, changes in legislation or government regulations, including uncertainty regarding health care reform and how it will be implemented, reductions in government funding or price controls imposed by a government, product liability or other litigation and the obsolescence of popular products.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Concentration Risk: The Fund invests substantially in the health industry.
Substantial investments in a particular market, industry, group of industries, or sector make the Fund's performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, or sector than a fund that invests more broadly.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions. Writing options exposes the Fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the Fund.

Hedging Risk: A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position
(often a through a derivative instrument, such as an option or forward contract).
While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments
		which affect those sectors emphasized by the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500® Health Care Index. Fees and  expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not
		necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the S&P 500 ® Health Care Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
18.44% (quarter ending June 30, 2003) and the lowest return for a quarter was
-19.49% (quarter ending December 31, 2008). For the year-to-date through
		June 30, 2012, the Fund's return was 24.68%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Health Sciences Fund (Prospectus Summary) | Health Sciences Fund | S&P 500®Health Care Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Health Care Index
1 Year	rr_AverageAnnualReturnYear01	12.69%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Health Sciences Fund (Prospectus Summary) | Health Sciences Fund | Health Sciences Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2002	rr_AnnualReturn2002	(27.64%)
Annual Return 2003	rr_AnnualReturn2003	36.99%
Annual Return 2004	rr_AnnualReturn2004	15.39%
Annual Return 2005	rr_AnnualReturn2005	13.03%
Annual Return 2006	rr_AnnualReturn2006	8.46%
Annual Return 2007	rr_AnnualReturn2007	17.55%
Annual Return 2008	rr_AnnualReturn2008	(29.58%)
Annual Return 2009	rr_AnnualReturn2009	31.51%
Annual Return 2010	rr_AnnualReturn2010	15.75%
Annual Return 2011	rr_AnnualReturn2011	10.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	24.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.49%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	10.48%
5 Years	rr_AverageAnnualReturnYear05	6.84%
10 Years	rr_AverageAnnualReturnYear10	6.92%

Inflation Protected Fund (Prospectus Summary) | Inflation Protected Fund
INFLATION PROTECTED FUND
Investment Objective
The Fund seeks maximum real return, consistent with appreciation of capital and prudent investment management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.65%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Inflation Protected Fund
Management Fees	0.48%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.61%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Inflation Protected Fund	62	195	340	762

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations.

Inflation-indexed fixed income securities are structured to provide protection against the negative effects of inflation. The value of a fixed income security's principal or the interest income paid on the fixed income security is adjusted to track changes in an official inflation measure, usually the Consumer Price Index for Urban Consumers ("CPI-U") with respect to domestic issuers.

The Fund invests primarily in investment grade securities rated Baa3 or higher by
Moody's Investors Service, Inc. or BBB- or higher by Standard & Poor's Ratings
Services. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign and emerging market issuers.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Risks of Investing in Inflation-Indexed Securities: If the interest rate rises for reasons other than inflation, the value of inflation-indexed securities can be negatively impacted. In certain interest rate environments, such instruments may experience greater losses than other fixed income securities with similar durations.

Risks of Inflation Indexing Methodology: An inflation index may not accurately measure the real rate of inflation in the prices of goods and services, whether for the U.S. or a foreign country. Market perceptions of adjustment times or a lag between the time a security is adjusted for inflation and the time interest is paid can each adversely affect an inflation-indexed security, particularly during periods of significant, rapid changes in inflation.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. The Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk: The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

Currency Risk: Because the Fund's foreign investments may be denominated in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Foreign Sovereign Debt Risk: Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Barclays U.S. Treasury Inflation-Protected Securities ("TIPS") Index. Fees and
expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was
4.00% (quarter ending December 31, 2007) and the lowest return for a quarter was
-5.03% (quarter ending September 30, 2008). For the year-to-date through
June 30, 2012, the Fund's return was 4.34%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Inflation Protected Fund	Fund	10.11%	6.09%	4.77%	Dec 20, 2004
Inflation Protected Fund Barclays U.S. TIPS Index	Barclays U.S. TIPS Index	13.56%	7.95%	6.08%	Dec 20, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Inflation Protected Fund (Prospectus Summary) | Inflation Protected Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INFLATION PROTECTED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with appreciation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.65%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations.

Inflation-indexed fixed income securities are structured to provide protection against the negative effects of inflation. The value of a fixed income security's principal or the interest income paid on the fixed income security is adjusted to track changes in an official inflation measure, usually the Consumer Price Index for Urban Consumers ("CPI-U") with respect to domestic issuers.

The Fund invests primarily in investment grade securities rated Baa3 or higher by
Moody's Investors Service, Inc. or BBB- or higher by Standard & Poor's Ratings
Services. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar
		denominated securities of foreign and emerging market issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Risks of Investing in Inflation-Indexed Securities: If the interest rate rises for reasons other than inflation, the value of inflation-indexed securities can be negatively impacted. In certain interest rate environments, such instruments may experience greater losses than other fixed income securities with similar durations.

Risks of Inflation Indexing Methodology: An inflation index may not accurately measure the real rate of inflation in the prices of goods and services, whether for the U.S. or a foreign country. Market perceptions of adjustment times or a lag between the time a security is adjusted for inflation and the time interest is paid can each adversely affect an inflation-indexed security, particularly during periods of significant, rapid changes in inflation.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. The Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk: The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

Currency Risk: Because the Fund's foreign investments may be denominated in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Foreign Sovereign Debt Risk: Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in
		which to pay or for further loans.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Barclays U.S. Treasury Inflation-Protected Securities ("TIPS") Index. Fees and
expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Of course, past performance is not necessarily an indication of how the Fund
		will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Barclays U.S. Treasury Inflation-Protected Securities ("TIPS") Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
4.00% (quarter ending December 31, 2007) and the lowest return for a quarter was
-5.03% (quarter ending September 30, 2008). For the year-to-date through
		June 30, 2012, the Fund's return was 4.34%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Inflation Protected Fund (Prospectus Summary) | Inflation Protected Fund | Barclays U.S. TIPS Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. TIPS Index
1 Year	rr_AverageAnnualReturnYear01	13.56%
5 Years	rr_AverageAnnualReturnYear05	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2004
Inflation Protected Fund (Prospectus Summary) | Inflation Protected Fund | Inflation Protected Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
Annual Return 2005	rr_AnnualReturn2005	2.74%
Annual Return 2006	rr_AnnualReturn2006	0.41%
Annual Return 2007	rr_AnnualReturn2007	7.82%
Annual Return 2008	rr_AnnualReturn2008	(5.32%)
Annual Return 2009	rr_AnnualReturn2009	9.58%
Annual Return 2010	rr_AnnualReturn2010	9.13%
Annual Return 2011	rr_AnnualReturn2011	10.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.03%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2004

International Equities Fund (Prospectus Summary) | International Equities Fund
INTERNATIONAL EQUITIES FUND
Investment Objective
The Fund seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable
Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Equities Fund
Management Fees	0.31%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.53%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Equities Fund	54	170	296	665

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets in large-cap stocks domiciled in developed markets located outside North America, utilizing both active and passive investment strategies.

The Fund's active investment strategy utilizes both quantitative and fundamental research and techniques to select securities, and combined with the Fund's passive investment strategy, has the objective of modest outperformance relative to the MSCI EAFE Index. Although the Fund invests primarily in securities of issuers located in developed countries, the Fund may invest up to 15% of its net assets in securities of issuers located in emerging markets.

The Fund may invest up to 33 1/3% of total assets in futures and options, including covered put and call options on foreign currencies, listed and unlisted put and call options on currency futures, and listed and unlisted foreign currency contracts. The
Fund uses derivatives to manage the Fund's cash position and to make investments in issuers located in specific geographic regions.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the
Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 25.37%
(quarter ending June 30, 2009) and the lowest return for a quarter was -20.95% (quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 2.77%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
International Equities Fund	Fund	(13.10%)	(5.54%)	2.99%
International Equities Fund MSCI EAFE Index (net)	MSCI EAFE Index (net)	(12.14%)	(4.72%)	4.67%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
International Equities Fund (Prospectus Summary) | International Equities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EQUITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable
Contracts") in which the Fund is offered. Please see your Variable Contract prospectus
		for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of net assets in large-cap stocks domiciled in developed markets located outside North America, utilizing both active and passive investment strategies.

The Fund's active investment strategy utilizes both quantitative and fundamental research and techniques to select securities, and combined with the Fund's passive investment strategy, has the objective of modest outperformance relative to the MSCI EAFE Index. Although the Fund invests primarily in securities of issuers located in developed countries, the Fund may invest up to 15% of its net assets in securities of issuers located in emerging markets.

The Fund may invest up to 33 1/3% of total assets in futures and options, including covered put and call options on foreign currencies, listed and unlisted put and call options on currency futures, and listed and unlisted foreign currency contracts. The
Fund uses derivatives to manage the Fund's cash position and to make investments in issuers located in specific geographic regions.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities
		as the Fund and the securities lending agent may agree upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Large Capitalization Company Risk: Large capitalization companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the
		Fund may therefore lose the opportunity to sell the securities at a desirable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily
		an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the MSCI EAFE Index (net).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 25.37%
(quarter ending June 30, 2009) and the lowest return for a quarter was -20.95% (quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return
		was 2.77%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
International Equities Fund (Prospectus Summary) | International Equities Fund | MSCI EAFE Index (net)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (net)
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
International Equities Fund (Prospectus Summary) | International Equities Fund | International Equities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.31%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	665
Annual Return 2002	rr_AnnualReturn2002	(18.79%)
Annual Return 2003	rr_AnnualReturn2003	29.64%
Annual Return 2004	rr_AnnualReturn2004	17.86%
Annual Return 2005	rr_AnnualReturn2005	16.98%
Annual Return 2006	rr_AnnualReturn2006	23.06%
Annual Return 2007	rr_AnnualReturn2007	8.77%
Annual Return 2008	rr_AnnualReturn2008	(43.40%)
Annual Return 2009	rr_AnnualReturn2009	29.60%
Annual Return 2010	rr_AnnualReturn2010	8.46%
Annual Return 2011	rr_AnnualReturn2011	(13.10%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.95%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(13.10%)
5 Years	rr_AverageAnnualReturnYear05	(5.54%)
10 Years	rr_AverageAnnualReturnYear10	2.99%

International Government Bond Fund (Prospectus Summary) | International Government Bond Fund
INTERNATIONAL GOVERNMENT BOND FUND
Investment Objective
The Fund seeks high current income through investments primarily in investment grade debt securities issued or guaranteed by foreign governments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Government Bond Fund
Management Fees	0.50%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.67%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Government Bond Fund	68	214	373	835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund aims to give you foreign investment opportunities primarily in investment grade government and government sponsored debt securities. Also, the Fund attempts to have all of its investments payable in foreign currencies. The Fund may also convert its cash to foreign currency.

Under normal circumstances, at least 80% of net assets of the Fund must be government issued, sponsored, or guaranteed. The Fund invests at least 65% of total assets in investment grade debt securities. The Fund may invest up to 35% of total assets in below investment grade securities ("junk bonds"). Examples of Fund investments include foreign debt and foreign money market securities, high quality domestic money market securities and debt obligations issued or guaranteed by the U.S. Government, and foreign currency exchange transactions.

Additionally, the Fund may hedge currency, and may invest up to 50% of total assets in futures and options (derivatives), for currency hedging purposes. The sub-adviser may engage in active and frequent trading of portfolio securities to achieve the
Fund's investment objective. The Fund may invest significantly in government securities of emerging market countries.

The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. The Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk: The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Hedging Risk: A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions.

Foreign Sovereign Debt Risk: Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Junk Bond Risk: High yielding, high risk fixed income securities ("junk bonds"), may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed income securities because issuers of lower rated fixed income securities are less secure financially and their securities are more sensitive to downturns in the economy. The market for lower rated fixed income securities may not be as liquid as that for more highly rated securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Non-Diversification Risk: Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Citigroup World Government Bond Index (WGBI) (unhedged), the JPMorgan Emerging
Markets Bond Index (EMBI) Global Diversified Index and a Blended Index, which is composed of the Citigroup WGBI (unhedged) (70%) and the J.P. Morgan EMBI Global
Diversified Index (30%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 9.12%
(quarter ending September 30, 2010) and the lowest return for a quarter -4.48%
(quarter ending September 30, 2008). For the year-to-date through June 30, 2012, the
Fund's return was 3.23%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
International Government Bond Fund	Fund	4.48%	6.05%	8.36%
International Government Bond Fund Blended Index	Blended Index	6.68%	7.45%	8.69%
International Government Bond Fund Citigroup WGBI (unhedged)	Citigroup WGBI (unhedged)	6.35%	7.10%	7.73%
International Government Bond Fund JPMorgan EMBI Global Diversified Index	JPMorgan EMBI Global Diversified Index	7.35%	7.87%	10.62%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
International Government Bond Fund (Prospectus Summary) | International Government Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL GOVERNMENT BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income through investments primarily in investment grade debt securities issued or guaranteed by foreign governments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate
		account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund aims to give you foreign investment opportunities primarily in investment grade government and government sponsored debt securities. Also, the Fund attempts to have all of its investments payable in foreign currencies. The Fund may also convert its cash to foreign currency.

Under normal circumstances, at least 80% of net assets of the Fund must be government issued, sponsored, or guaranteed. The Fund invests at least 65% of total assets in investment grade debt securities. The Fund may invest up to 35% of total assets in below investment grade securities ("junk bonds"). Examples of Fund investments include foreign debt and foreign money market securities, high quality domestic money market securities and debt obligations issued or guaranteed by the U.S. Government, and foreign currency exchange transactions.

Additionally, the Fund may hedge currency, and may invest up to 50% of total assets in futures and options (derivatives), for currency hedging purposes. The sub-adviser may engage in active and frequent trading of portfolio securities to achieve the
Fund's investment objective. The Fund may invest significantly in government securities of emerging market countries.

The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment
		objective.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Call or Prepayment Risk: During periods of falling interest rates, a bond issuer may "call" a bond to repay it before its maturity date. The Fund may only be able to invest the bond's proceeds at lower interest rates, resulting in a decline in the Fund's income.

Credit Risk: The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Hedging Risk: A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions.

Foreign Sovereign Debt Risk: Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Junk Bond Risk: High yielding, high risk fixed income securities ("junk bonds"), may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed income securities because issuers of lower rated fixed income securities are less secure financially and their securities are more sensitive to downturns in the economy. The market for lower rated fixed income securities may not be as liquid as that for more highly rated securities.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Non-Diversification Risk: Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During
		periods of increased market volatility, active trading may be more pronounced.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Citigroup World Government Bond Index (WGBI) (unhedged), the JPMorgan Emerging
Markets Bond Index (EMBI) Global Diversified Index and a Blended Index, which is composed of the Citigroup WGBI (unhedged) (70%) and the J.P. Morgan EMBI Global
Diversified Index (30%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an
		indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Citigroup World Government Bond Index (WGBI) (unhedged), the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index and a Blended Index, which is composed of the Citigroup WGBI (unhedged) (70%) and the J.P. Morgan EMBI Global Diversified Index (30%).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 9.12%
(quarter ending September 30, 2010) and the lowest return for a quarter -4.48%
(quarter ending September 30, 2008). For the year-to-date through June 30, 2012, the
		Fund's return was 3.23%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
International Government Bond Fund (Prospectus Summary) | International Government Bond Fund | Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index
1 Year	rr_AverageAnnualReturnYear01	6.68%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	8.69%
International Government Bond Fund (Prospectus Summary) | International Government Bond Fund | Citigroup WGBI (unhedged)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup WGBI (unhedged)
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	7.10%
10 Years	rr_AverageAnnualReturnYear10	7.73%
International Government Bond Fund (Prospectus Summary) | International Government Bond Fund | JPMorgan EMBI Global Diversified Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	JPMorgan EMBI Global Diversified Index
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	10.62%
International Government Bond Fund (Prospectus Summary) | International Government Bond Fund | International Government Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return 2002	rr_AnnualReturn2002	17.38%
Annual Return 2003	rr_AnnualReturn2003	19.41%
Annual Return 2004	rr_AnnualReturn2004	10.64%
Annual Return 2005	rr_AnnualReturn2005	(0.61%)
Annual Return 2006	rr_AnnualReturn2006	7.96%
Annual Return 2007	rr_AnnualReturn2007	7.02%
Annual Return 2008	rr_AnnualReturn2008	(0.56%)
Annual Return 2009	rr_AnnualReturn2009	11.58%
Annual Return 2010	rr_AnnualReturn2010	8.12%
Annual Return 2011	rr_AnnualReturn2011	4.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.48%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	4.48%
5 Years	rr_AverageAnnualReturnYear05	6.05%
10 Years	rr_AverageAnnualReturnYear10	8.36%

International Growth Fund (Prospectus Summary) | International Growth Fund
INTERNATIONAL GROWTH FUND
Investment Objective
The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 1.01%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Growth Fund
Management Fees	0.92%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.11%
Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.01%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Growth Fund	103	343	602	1,343

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Each of the Fund's sub-advisers uses a proprietary investment strategy to invest in stocks of companies that they believe will increase in value over time. Each sub-adviser's investment strategy uses a bottom-up approach to stock selection.
This means that the sub-advisers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. The Fund will usually purchase equity securities of foreign companies. The Fund's equity securities will generally consist of common stock and depositary receipts.

The Fund may also invest a portion of its assets in forward currency exchange contracts, non-leveraged futures and option contracts, notes, bonds and other debt securities of companies, and obligations of foreign governments and their agencies, or other similar securities.

The Fund may invest a relatively large percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The Fund may also invest up to 20% of its net assets in the securities of emerging market (non-developed) countries.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Credit Risk: The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of such depositary receipts.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions.

Foreign Sovereign Debt Risk: Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the
"full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Price Volatility Risk: The Fund's investment strategy may subject the Fund's portfolio to increased volatility. Volatility may cause the value of the Fund's portfolio to fluctuate significantly in the short term.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

American Century Investment Management, Inc. ("American Century") has served as sub-adviser of the Fund since its inception. Invesco Advisers, Inc. ("Invesco")
and Massachusetts Financial Services Company ("MFS") have served as co-sub-advisers since June 20, 2005. As of July 31, 2012, American Century managed approximately 50% of the Fund's assets and Invesco and MFS each managed approximately 25% of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at VALIC's discretion, change from time to time.

During the periods shown in the bar chart, the highest return for a quarter was
21.24% (quarter ending June 30, 2009) the lowest return for a quarter -20.83%
(quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 5.28%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
International Growth Fund	Fund	(9.81%)	(1.77%)	4.53%
International Growth Fund MSCI EAFE Index (net)	MSCI EAFE Index (net)	(12.14%)	(4.72%)	4.67%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
International Growth Fund (Prospectus Summary) | International Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 1.01%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Each of the Fund's sub-advisers uses a proprietary investment strategy to invest in stocks of companies that they believe will increase in value over time. Each sub-adviser's investment strategy uses a bottom-up approach to stock selection.
This means that the sub-advisers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. The Fund will usually purchase equity securities of foreign companies. The Fund's equity securities will generally consist of common stock and depositary receipts.

The Fund may also invest a portion of its assets in forward currency exchange contracts, non-leveraged futures and option contracts, notes, bonds and other debt securities of companies, and obligations of foreign governments and their agencies, or other similar securities.

The Fund may invest a relatively large percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The Fund may also invest up to 20% of its net assets in the securities of emerging market (non-developed) countries.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree
		upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Credit Risk: The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of such depositary receipts.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions.

Foreign Sovereign Debt Risk: Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the
"full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Price Volatility Risk: The Fund's investment strategy may subject the Fund's portfolio to increased volatility. Volatility may cause the value of the Fund's portfolio to fluctuate significantly in the short term.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the
		securities at a desirable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

American Century Investment Management, Inc. ("American Century") has served as sub-adviser of the Fund since its inception. Invesco Advisers, Inc. ("Invesco")
and Massachusetts Financial Services Company ("MFS") have served as co-sub-advisers since June 20, 2005. As of July 31, 2012, American Century managed approximately 50% of the Fund's assets and Invesco and MFS each managed approximately 25% of the Fund's assets. The percentage of the Fund's assets that
		each sub-adviser manages may, at VALIC's discretion, change from time to time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the MSCI EAFE Index (net).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
21.24% (quarter ending June 30, 2009) the lowest return for a quarter -20.83%
(quarter ending December 31, 2008). For the year-to-date through June 30, 2012,
		the Fund's return was 5.28%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
International Growth Fund (Prospectus Summary) | International Growth Fund | MSCI EAFE Index (net)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (net)
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
International Growth Fund (Prospectus Summary) | International Growth Fund | International Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.92%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,343
Annual Return 2002	rr_AnnualReturn2002	(18.28%)
Annual Return 2003	rr_AnnualReturn2003	25.42%
Annual Return 2004	rr_AnnualReturn2004	15.61%
Annual Return 2005	rr_AnnualReturn2005	13.70%
Annual Return 2006	rr_AnnualReturn2006	26.37%
Annual Return 2007	rr_AnnualReturn2007	14.68%
Annual Return 2008	rr_AnnualReturn2008	(41.99%)
Annual Return 2009	rr_AnnualReturn2009	35.36%
Annual Return 2010	rr_AnnualReturn2010	12.59%
Annual Return 2011	rr_AnnualReturn2011	(9.81%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.83%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(9.81%)
5 Years	rr_AverageAnnualReturnYear05	(1.77%)
10 Years	rr_AverageAnnualReturnYear10	4.53%

Large Cap Core Fund (Prospectus Summary) | Large Cap Core Fund
LARGE CAP CORE FUND
Investment Objective
The Fund seeks capital growth with the potential for current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Large Cap Core Fund
Management Fees	0.70%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.89%
Expense Reimbursement	0.04%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Large Cap Core Fund	87	280	489	1,092

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annualfund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets in the common stocks of large capitalization U.S. companies. Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 22,
2012, the market capitalization range of the companies in the Index was approximately $1.354 billion to $540 billion.

The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities.

The Fund may invest up to 20% of its total assets in foreign securities, including issuers located in emerging markets.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund generally invests in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Growth Style Risk: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Value Style Risk: Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Sub-adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value.
In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Prior to November 14, 2011, the Fund was sub-advised by Wells Capital Management
Incorporated. Columbia Management Investment Advisers, LLC ("Columbia") assumed sub-advisory duties effective November 11, 2011.

Effective November 14, 2011, the Fund changed its benchmark from the S&P 500®
Index to the Russell 1000® Index. Management believes the Russell 1000® Index better reflects the investment style of the new sub-adviser, Columbia.

During the periods shown in the bar chart, the highest return for a quarter was 18.89% (quarter ending June 30, 2009) and the lowest return for a quarter
-21.87% (quarter ending December 31, 2008). For the year-to-date through
June 30, 2012, the Fund's return was 9.43%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Large Cap Core Fund	Fund	(1.04%)	3.11%	4.32%	Dec 5, 2005
Large Cap Core Fund S&P 500®Index	S&P 500® Index	2.11%	(0.25%)	2.03%	Dec 5, 2005
Large Cap Core Fund Russell 1000® Index	Russell 1000® Index	1.50%	(0.02%)	2.19%	Dec 5, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Large Cap Core Fund (Prospectus Summary) | Large Cap Core Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP CORE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth with the potential for current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms
		of one year unless terminated by the Board of Directors prior to any such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annualfund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 106% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in the common stocks of large capitalization U.S. companies. Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 22,
2012, the market capitalization range of the companies in the Index was approximately $1.354 billion to $540 billion.

The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities.

The Fund may invest up to 20% of its total assets in foreign securities, including issuers located in emerging markets.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree
		upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund generally invests in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Growth Style Risk: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Value Style Risk: Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Sub-adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value.
In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with
		investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Prior to November 14, 2011, the Fund was sub-advised by Wells Capital Management
Incorporated. Columbia Management Investment Advisers, LLC ("Columbia") assumed sub-advisory duties effective November 11, 2011.

Effective November 14, 2011, the Fund changed its benchmark from the S&P 500®
Index to the Russell 1000® Index. Management believes the Russell 1000® Index
		better reflects the investment style of the new sub-adviser, Columbia.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000 ® Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 18.89% (quarter ending June 30, 2009) and the lowest return for a quarter
-21.87% (quarter ending December 31, 2008). For the year-to-date through
		June 30, 2012, the Fund's return was 9.43%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Large Cap Core Fund (Prospectus Summary) | Large Cap Core Fund | S&P 500®Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Large Cap Core Fund (Prospectus Summary) | Large Cap Core Fund | Russell 1000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Large Cap Core Fund (Prospectus Summary) | Large Cap Core Fund | Large Cap Core Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,092
Annual Return 2006	rr_AnnualReturn2006	12.50%
Annual Return 2007	rr_AnnualReturn2007	8.04%
Annual Return 2008	rr_AnnualReturn2008	(32.48%)
Annual Return 2009	rr_AnnualReturn2009	38.30%
Annual Return 2010	rr_AnnualReturn2010	16.74%
Annual Return 2011	rr_AnnualReturn2011	(1.04%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
5 Years	rr_AverageAnnualReturnYear05	3.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005

Large Capital Growth Fund (Prospectus Summary) | Large Capital Growth Fund
LARGE CAPITAL GROWTH FUND
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.80%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Large Capital Growth Fund
Management Fees	0.64%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.78%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Large Capital Growth Fund	80	249	433	966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 173% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in common stocks. The sub-advisers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings.

Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 22, 2012, the market capitalization range of the companies in the Index was approximately $1.354 billion to $540 billion.

The Fund may invest up to 25% of its total assets in foreign securities. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Growth Style Risk: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks.
Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

As of July 31, 2012, SunAmerica Asset Management Corp. ("SAAMCo") and Invesco
Advisers, Inc. ("Invesco") each managed approximately 50% of the Fund's assets.
The percentage of the Fund's assets that each sub-adviser manages may, at the adviser's discretion, change from time to time.

During the periods shown in the bar chart, the highest return for a quarter was
13.76% (quarter ending September 30, 2009) the lowest return for a quarter
-21.95% (quarter ending December 31, 2008). For the year-to-date through
June 30, 2012, the Fund's return was 8.70%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Large Capital Growth Fund	Fund	(6.12%)	0.12%	1.91%	Dec 20, 2004
Large Capital Growth Fund Russell 1000 ® Growth Index	Russell 1000® Growth Index	2.64%	2.50%	4.08%	Dec 20, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Large Capital Growth Fund (Prospectus Summary) | Large Capital Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAPITAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.80%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 173% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	173.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in common stocks. The sub-advisers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings.

Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 22, 2012, the market capitalization range of the companies in the Index was approximately $1.354 billion to $540 billion.

The Fund may invest up to 25% of its total assets in foreign securities. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree
		upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Growth Style Risk: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks.
Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During
		periods of increased market volatility, active trading may be more pronounced.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

As of July 31, 2012, SunAmerica Asset Management Corp. ("SAAMCo") and Invesco
Advisers, Inc. ("Invesco") each managed approximately 50% of the Fund's assets.
The percentage of the Fund's assets that each sub-adviser manages may, at the
		adviser's discretion, change from time to time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000 ® Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
13.76% (quarter ending September 30, 2009) the lowest return for a quarter
-21.95% (quarter ending December 31, 2008). For the year-to-date through
		June 30, 2012, the Fund's return was 8.70%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Large Capital Growth Fund (Prospectus Summary) | Large Capital Growth Fund | Russell 1000 ® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2004
Large Capital Growth Fund (Prospectus Summary) | Large Capital Growth Fund | Large Capital Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return 2005	rr_AnnualReturn2005	5.05%
Annual Return 2006	rr_AnnualReturn2006	7.24%
Annual Return 2007	rr_AnnualReturn2007	15.10%
Annual Return 2008	rr_AnnualReturn2008	(38.54%)
Annual Return 2009	rr_AnnualReturn2009	31.16%
Annual Return 2010	rr_AnnualReturn2010	15.49%
Annual Return 2011	rr_AnnualReturn2011	(6.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(6.12%)
5 Years	rr_AverageAnnualReturnYear05	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2004

Mid Cap Index Fund (Prospectus Summary) | Mid Cap Index Fund
MID CAP INDEX FUND
Investment Objective
The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap
400® Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mid Cap Index Fund
Management Fees	0.27%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.38%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Mid Cap Index Fund	39	122	213	480

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is managed to seek to track the performance of the Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

Under normal circumstances, at least 80% of the Fund's net assets are invested in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the
Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The sub-adviser seeks a tracking difference of 0.05% or less.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Index Risk: In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Mid-Cap Company Risk: Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P MidCap 400® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Effective December 1, 2009, SunAmerica Asset Management Corp. ("SAAMCo")
replaced PineBridge as sub-adviser of the Fund.

During the periods shown in the bar chart, the highest return for a quarter was
20.19% (quarter ending September 30, 2009) and the lowest return for a quarter
-26.30% (quarter ending December 31, 2008). For the year-to-date through
June 30, 2012, the Fund's return was 7.71%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Mid Cap Index Fund	Fund	(2.01%)	3.05%	6.70%
Mid Cap Index Fund S&P MidCap 400 ® Index	S&P MidCap 400® Index	(1.73%)	3.32%	7.04%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Mid Cap Index Fund (Prospectus Summary) | Mid Cap Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MID CAP INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap
		400® Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
		Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is managed to seek to track the performance of the Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

Under normal circumstances, at least 80% of the Fund's net assets are invested in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the
Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The sub-adviser seeks a tracking difference of 0.05% or less.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree
		upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Index Risk: In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Mid-Cap Company Risk: Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the
		securities at a desirable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P MidCap 400® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Effective December 1, 2009, SunAmerica Asset Management Corp. ("SAAMCo")
		replaced PineBridge as sub-adviser of the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the S&P MidCap 400 ® Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
20.19% (quarter ending September 30, 2009) and the lowest return for a quarter
-26.30% (quarter ending December 31, 2008). For the year-to-date through
		June 30, 2012, the Fund's return was 7.71%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Mid Cap Index Fund (Prospectus Summary) | Mid Cap Index Fund | S&P MidCap 400 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400® Index
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	7.04%
Mid Cap Index Fund (Prospectus Summary) | Mid Cap Index Fund | Mid Cap Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	480
Annual Return 2002	rr_AnnualReturn2002	(14.90%)
Annual Return 2003	rr_AnnualReturn2003	35.12%
Annual Return 2004	rr_AnnualReturn2004	16.05%
Annual Return 2005	rr_AnnualReturn2005	12.20%
Annual Return 2006	rr_AnnualReturn2006	9.97%
Annual Return 2007	rr_AnnualReturn2007	7.64%
Annual Return 2008	rr_AnnualReturn2008	(36.89%)
Annual Return 2009	rr_AnnualReturn2009	38.28%
Annual Return 2010	rr_AnnualReturn2010	26.25%
Annual Return 2011	rr_AnnualReturn2011	(2.01%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.30%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(2.01%)
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	6.70%

Mid Cap Strategic Growth Fund (Prospectus Summary) | Mid Cap Strategic Growth Fund
MID CAP STRATEGIC GROWTH FUND
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mid Cap Strategic Growth Fund
Management Fees	0.69%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.86%
Expense Reimbursement	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Mid Cap Strategic Growth Fund	87	273	476	1,060

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The sub-advisers seek long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid-cap companies and foreign companies.

Under normal circumstances, at least 80% of the Fund's net assets will be invested in common stocks of mid-cap companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the
Russell Midcap Growth Index to the market capitalization of the largest company in the Russell Midcap Growth Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap Growth Index on
July 31, 2012, the market capitalization range of the companies in the Index was approximately $204.3 million to $20.4 billion.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include emerging market securities. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Fund may invest up to 10% of its net assets in real estate investment trusts
("REITs").

The sub-advisers may engage in active and frequent trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Mid-Cap Company Risk: Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

REITs Risk: The performance of a REIT depends on current economic conditions and the types of real property in which it invests and how well the property is managed. If a REIT concentrates its investments in a geographic region or property type, changes in underlying real estate values may have an exaggerated effect on the value of the REIT.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell Midcap Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Morgan Stanley Investment Management Inc. ("Morgan Stanley") has managed a portion of the Fund's assets since inception. PineBridge Investments, LLC (as successor to Brazos Capital Management, L.P.) served as a sub-adviser from the
Fund's inception through March 22, 2011. RCM Capital Management, LLC ("RCM")
assumed sub-advisory duties of the Fund effective March 22, 2011.

As of July 31, 2012, Morgan Stanley manages approximately 60% of the Fund's assets and RCM manages approximately 40% of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at the adviser's discretion, change from time to time.

During the periods shown in the bar chart, the highest return for a quarter was
24.25% (quarter ending June 30, 2009) the lowest return for a quarter -27.30%
(quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 5.98%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Mid Cap Strategic Growth Fund	Fund	(6.75%)	3.11%	5.03%	Dec 20, 2004
Mid Cap Strategic Growth Fund Russell Midcap Growth Index	Russell Midcap Growth Index	(1.65%)	2.44%	5.23%	Dec 20, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Mid Cap Strategic Growth Fund (Prospectus Summary) | Mid Cap Strategic Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MID CAP STRATEGIC GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The sub-advisers seek long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid-cap companies and foreign companies.

Under normal circumstances, at least 80% of the Fund's net assets will be invested in common stocks of mid-cap companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the
Russell Midcap Growth Index to the market capitalization of the largest company in the Russell Midcap Growth Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap Growth Index on
July 31, 2012, the market capitalization range of the companies in the Index was approximately $204.3 million to $20.4 billion.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include emerging market securities. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Fund may invest up to 10% of its net assets in real estate investment trusts
("REITs").

The sub-advisers may engage in active and frequent trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree
		upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Mid-Cap Company Risk: Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

REITs Risk: The performance of a REIT depends on current economic conditions and the types of real property in which it invests and how well the property is managed. If a REIT concentrates its investments in a geographic region or property type, changes in underlying real estate values may have an exaggerated effect on the value of the REIT.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the
		securities at a desirable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell Midcap Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Morgan Stanley Investment Management Inc. ("Morgan Stanley") has managed a portion of the Fund's assets since inception. PineBridge Investments, LLC (as successor to Brazos Capital Management, L.P.) served as a sub-adviser from the
Fund's inception through March 22, 2011. RCM Capital Management, LLC ("RCM")
assumed sub-advisory duties of the Fund effective March 22, 2011.

As of July 31, 2012, Morgan Stanley manages approximately 60% of the Fund's assets and RCM manages approximately 40% of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at the adviser's
		discretion, change from time to time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell Midcap Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
24.25% (quarter ending June 30, 2009) the lowest return for a quarter -27.30%
(quarter ending December 31, 2008). For the year-to-date through June 30, 2012,
		the Fund's return was 5.98%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Mid Cap Strategic Growth Fund (Prospectus Summary) | Mid Cap Strategic Growth Fund | Russell Midcap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2004
Mid Cap Strategic Growth Fund (Prospectus Summary) | Mid Cap Strategic Growth Fund | Mid Cap Strategic Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.69%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	476
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,060
Annual Return 2005	rr_AnnualReturn2005	13.07%
Annual Return 2006	rr_AnnualReturn2006	6.09%
Annual Return 2007	rr_AnnualReturn2007	29.72%
Annual Return 2008	rr_AnnualReturn2008	(48.08%)
Annual Return 2009	rr_AnnualReturn2009	47.07%
Annual Return 2010	rr_AnnualReturn2010	26.17%
Annual Return 2011	rr_AnnualReturn2011	(6.75%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.30%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(6.75%)
5 Years	rr_AverageAnnualReturnYear05	3.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2004

Money Market I Fund (Prospectus Summary) | Money Market I Fund
MONEY MARKET I FUND
Investment Objective
The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.55%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Money Market I Fund
Management Fees	0.40%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.52%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Money Market I Fund	53	167	291	653

Principal Investment Strategies of the Fund
The Fund's principal investment strategy is to invest primarily in high-quality money market instruments selected principally on the basis of quality and yield.

The principal investment technique of the Fund is to invest in high-quality, short-term money market instruments, including U.S. government securities, certificates of deposit, bankers' acceptances and time deposits, commercial paper and other short-term obligations of U.S. and foreign corporations, repurchase agreements and asset-backed securities.

The Fund is a money market fund and seeks to maintain a stable share price of
$1.00. In order to do this, the Fund must follow rules of the Securities and
Exchange Commission ("SEC") as to the credit quality, liquidity, diversification and maturity of its investments.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Because of the following principal risks the value of your investment may fluctuate and you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Credit Risk: The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Financial Services Exposure Risk: A substantial portion of the Fund's portfolio may be comprised of money market instruments issued by banks. As a result, events affecting issuers in the financial services industry, including changes in government regulation and interest rates and economic downturns, may impact the creditworthiness of such issuers or their ability to honor their financial obligations. These events could have a negative impact on the Fund.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the
"full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Citi Treasury Bill 3 Month Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was
1.22% (quarter ending December 31, 2006) and the lowest return for a quarter
0.00% (quarter ending March 31, 2011). For the year-to-date through June 30,
2012, the Fund's return was 0.00%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Money Market I Fund	Fund	0.01%	1.43%	1.71%
Money Market I Fund Citi Treasury Bill 3 Month Index	Citi Treasury Bill 3 Month Index	0.08%	1.36%	1.85%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Money Market I Fund (Prospectus Summary) | Money Market I Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MONEY MARKET I FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.55%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund's principal investment strategy is to invest primarily in high-quality money market instruments selected principally on the basis of quality and yield.

The principal investment technique of the Fund is to invest in high-quality, short-term money market instruments, including U.S. government securities, certificates of deposit, bankers' acceptances and time deposits, commercial paper and other short-term obligations of U.S. and foreign corporations, repurchase agreements and asset-backed securities.

The Fund is a money market fund and seeks to maintain a stable share price of
$1.00. In order to do this, the Fund must follow rules of the Securities and
Exchange Commission ("SEC") as to the credit quality, liquidity, diversification
		and maturity of its investments.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Because of the following principal risks the value of your investment may fluctuate and you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Credit Risk: The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.

Financial Services Exposure Risk: A substantial portion of the Fund's portfolio may be comprised of money market instruments issued by banks. As a result, events affecting issuers in the financial services industry, including changes in government regulation and interest rates and economic downturns, may impact the creditworthiness of such issuers or their ability to honor their financial obligations. These events could have a negative impact on the Fund.

Interest Rate Risk: The value of fixed income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the
"full faith and credit" of the U.S. Government and are generally considered to have minimal credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk
		than securities issued or guaranteed by the U.S. Treasury.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Citi Treasury Bill 3 Month Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance
		is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Citi Treasury Bill 3 Month Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
1.22% (quarter ending December 31, 2006) and the lowest return for a quarter
0.00% (quarter ending March 31, 2011). For the year-to-date through June 30,
		2012, the Fund's return was 0.00%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Money Market I Fund (Prospectus Summary) | Money Market I Fund | Citi Treasury Bill 3 Month Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citi Treasury Bill 3 Month Index
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.85%
Money Market I Fund (Prospectus Summary) | Money Market I Fund | Money Market I Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	653
Annual Return 2002	rr_AnnualReturn2002	1.25%
Annual Return 2003	rr_AnnualReturn2003	0.60%
Annual Return 2004	rr_AnnualReturn2004	0.80%
Annual Return 2005	rr_AnnualReturn2005	2.72%
Annual Return 2006	rr_AnnualReturn2006	4.61%
Annual Return 2007	rr_AnnualReturn2007	4.69%
Annual Return 2008	rr_AnnualReturn2008	2.23%
Annual Return 2009	rr_AnnualReturn2009	0.30%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.71%

Nasdaq-100 Index Fund (Prospectus Summary) | Nasdaq-100 Index Fund
NASDAQ-100 INDEX FUND
Investment Objective
The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100® Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.53%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Nasdaq-100 Index Fund
Management Fees	0.40%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.59%
Expense Reimbursement	0.06%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.53%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Nasdaq-100 Index Fund	54	183	323	732

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in stocks that are included in the Index. The Index represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization). This includes major industry groups, such as computer hardware and software, telecommunications, retail and wholesale trade and biotechnology.

The sub-adviser invests, under normal circumstances, at least 80% of the Fund's net assets in companies that are listed in the Index. The Fund is managed to seek to track the performance of the Index. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the sub-adviser may invest in a sampling of
Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields)
closely approximate those of the Index.

The Fund may also invest in some futures contracts in order to help the Fund's liquidity and to manage its cash position. If the market value of the futures contracts is close to the Fund's cash balance, then that helps to minimize the tracking errors, while helping to maintain liquidity. The Fund is a non-diversified fund, which means that it will invest in a smaller number of issuers than a diversified fund.

The Fund may concentrate its investments (invest more than 25% of its total assets) in the technology sector, in the proportion consistent with the industry weightings in the Index.

Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The sub-adviser seeks a tracking difference of
0.05% or less.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Index Risk: In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

Concentration Risk: Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Fund's performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a fund that invests more broadly.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Non-Diversification Risk: Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, causing a wide variation in performance. Earnings disappointments and intense competition for market share can result in sharp declines in the prices of technology stocks.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Nasdaq-100® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

From January 1, 2002 through November 30, 2009, PineBridge Investments, LLC (and its predecessors) ("PineBridge") served as sub-adviser of the Fund. Effective
December 1, 2009, SunAmerica Asset Management Corp. ("SAAMCo") replaced
PineBridge as sub-adviser of the Fund.

During the periods shown in the bar chart, the highest return for a quarter was
19.76% (quarter ending June 30, 2009) and the lowest return for a quarter
-27.87% (quarter ending June 30, 2002). For the year-to-date through June 30,
2012, the Fund's return was 15.31%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Nasdaq-100 Index Fund	Fund	2.96%	5.52%	3.67%
Nasdaq-100 Index Fund Nasdaq-100 Index	Nasdaq-100 Index	3.67%	6.06%	4.26%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Nasdaq-100 Index Fund (Prospectus Summary) | Nasdaq-100 Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NASDAQ-100 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100® Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.53%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in stocks that are included in the Index. The Index represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization). This includes major industry groups, such as computer hardware and software, telecommunications, retail and wholesale trade and biotechnology.

The sub-adviser invests, under normal circumstances, at least 80% of the Fund's net assets in companies that are listed in the Index. The Fund is managed to seek to track the performance of the Index. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the sub-adviser may invest in a sampling of
Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields)
closely approximate those of the Index.

The Fund may also invest in some futures contracts in order to help the Fund's liquidity and to manage its cash position. If the market value of the futures contracts is close to the Fund's cash balance, then that helps to minimize the tracking errors, while helping to maintain liquidity. The Fund is a non-diversified fund, which means that it will invest in a smaller number of issuers than a diversified fund.

The Fund may concentrate its investments (invest more than 25% of its total assets) in the technology sector, in the proportion consistent with the industry weightings in the Index.

Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The sub-adviser seeks a tracking difference of
0.05% or less.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree
		upon.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in stocks that are included in the Index. The Index represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization). This includes major industry groups, such as computer hardware and software, telecommunications, retail and wholesale trade and biotechnology.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Index Risk: In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

Concentration Risk: Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Fund's performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a fund that invests more broadly.

Derivatives Risk: The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Non-Diversification Risk: Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, causing a wide variation in performance. Earnings disappointments and intense competition for market share can result in sharp
		declines in the prices of technology stocks.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Nasdaq-100® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

From January 1, 2002 through November 30, 2009, PineBridge Investments, LLC (and its predecessors) ("PineBridge") served as sub-adviser of the Fund. Effective
December 1, 2009, SunAmerica Asset Management Corp. ("SAAMCo") replaced
		PineBridge as sub-adviser of the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Nasdaq-100®Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
19.76% (quarter ending June 30, 2009) and the lowest return for a quarter
-27.87% (quarter ending June 30, 2002). For the year-to-date through June 30,
		2012, the Fund's return was 15.31%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Nasdaq-100 Index Fund (Prospectus Summary) | Nasdaq-100 Index Fund | Nasdaq-100 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Nasdaq-100 Index
1 Year	rr_AverageAnnualReturnYear01	3.67%
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	4.26%
Nasdaq-100 Index Fund (Prospectus Summary) | Nasdaq-100 Index Fund | Nasdaq-100 Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	323
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	732
Annual Return 2002	rr_AnnualReturn2002	(38.26%)
Annual Return 2003	rr_AnnualReturn2003	49.28%
Annual Return 2004	rr_AnnualReturn2004	10.05%
Annual Return 2005	rr_AnnualReturn2005	1.24%
Annual Return 2006	rr_AnnualReturn2006	6.66%
Annual Return 2007	rr_AnnualReturn2007	18.60%
Annual Return 2008	rr_AnnualReturn2008	(42.42%)
Annual Return 2009	rr_AnnualReturn2009	55.43%
Annual Return 2010	rr_AnnualReturn2010	19.72%
Annual Return 2011	rr_AnnualReturn2011	2.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.87%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	5.52%
10 Years	rr_AverageAnnualReturnYear10	3.67%

Science & Technology Fund (Prospectus Summary) | Science & Technology Fund
SCIENCE & TECHNOLOGY FUND
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Science & Technology Fund
Management Fees	0.88%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.02%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Science & Technology Fund	104	325	563	1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology.

Investments may also include companies that should benefit from technological advances even if they are not directly involved in research and development. The
Fund may invest in suitable technology companies through initial public offerings
("IPOs"), and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

The Fund may invest up to 50% of its total assets in foreign securities, which include non-dollar denominated securities traded outside the U.S. In addition, the Fund has the ability to invest up to 20% of its total assets in companies organized or headquartered in emerging market countries, but no more than 15% of its total assets may be invested in any one emerging market country.

The sub-advisers may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. For example, products and services that at first appear promising may not prove to be commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

IPO Risk: Share prices of newly-public companies may fluctuate significantly over short periods of time.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, technology stocks historically have experienced unusually wide price swings, causing a wide variation in performance. Earnings disappointments and intense competition for market share can result in sharp declines in the prices of technology stocks.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P® North American Technology Sector Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

T. Rowe Price Associates, Inc. ("T. Rowe Price") has served as sub-adviser of the
Fund since its inception. RCM Capital Management, LLC ("RCM") and Wellington
Management Company, LLP ("Wellington Management") assumed co-sub-advisory duties on September 19, 2005 and on January 29, 2007, respectively.

As of July 31, 2012, RCM, T. Rowe Price and Wellington Management each managed approximately one-third of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at the adviser's discretion, change from time to time.

During the periods shown in the bar chart, the highest return for a quarter was 23.21%
(quarter ending June 30, 2009) and the lowest return for a -27.31% (quarter ending
June 30, 2002). For the year-to-date through June 30, 2012, the Fund's return was 8.83%.
Average Annual Total Returns (For the periods ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Science & Technology Fund	Fund	(5.99%)	3.85%	1.89%
Science & Technology Fund S&P®North American Technology Sector Index	S&P® North American Technology Sector Index	(0.88%)	3.84%	2.44%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Science & Technology Fund (Prospectus Summary) | Science & Technology Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SCIENCE & TECHNOLOGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
		Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 113% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology.

Investments may also include companies that should benefit from technological advances even if they are not directly involved in research and development. The
Fund may invest in suitable technology companies through initial public offerings
("IPOs"), and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow it will be able to experience significant improvement in performance by investing in IPOs.

The Fund may invest up to 50% of its total assets in foreign securities, which include non-dollar denominated securities traded outside the U.S. In addition, the Fund has the ability to invest up to 20% of its total assets in companies organized or headquartered in emerging market countries, but no more than 15% of its total assets may be invested in any one emerging market country.

The sub-advisers may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such
		other securities as the Fund and the securities lending agent may agree upon.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. For example, products and services that at first appear promising may not prove to be commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

IPO Risk: Share prices of newly-public companies may fluctuate significantly over short periods of time.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, technology stocks historically have experienced unusually wide price swings, causing a wide variation in performance. Earnings disappointments and intense competition for market share can result in sharp declines in the prices of technology stocks.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During
		periods of increased market volatility, active trading may be more pronounced.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P® North American Technology Sector Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

T. Rowe Price Associates, Inc. ("T. Rowe Price") has served as sub-adviser of the
Fund since its inception. RCM Capital Management, LLC ("RCM") and Wellington
Management Company, LLP ("Wellington Management") assumed co-sub-advisory duties on September 19, 2005 and on January 29, 2007, respectively.

As of July 31, 2012, RCM, T. Rowe Price and Wellington Management each managed approximately one-third of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at the adviser's discretion, change
		from time to time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the S&P ® North American Technology Sector Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 23.21%
(quarter ending June 30, 2009) and the lowest return for a -27.31% (quarter ending
		June 30, 2002). For the year-to-date through June 30, 2012, the Fund's return was 8.83%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011
Science & Technology Fund (Prospectus Summary) | Science & Technology Fund | S&P®North American Technology Sector Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P® North American Technology Sector Index
1 Year	rr_AverageAnnualReturnYear01	(0.88%)
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	2.44%
Science & Technology Fund (Prospectus Summary) | Science & Technology Fund | Science & Technology Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2002	rr_AnnualReturn2002	(40.21%)
Annual Return 2003	rr_AnnualReturn2003	51.47%
Annual Return 2004	rr_AnnualReturn2004	0.79%
Annual Return 2005	rr_AnnualReturn2005	3.33%
Annual Return 2006	rr_AnnualReturn2006	5.85%
Annual Return 2007	rr_AnnualReturn2007	17.69%
Annual Return 2008	rr_AnnualReturn2008	(45.99%)
Annual Return 2009	rr_AnnualReturn2009	65.51%
Annual Return 2010	rr_AnnualReturn2010	22.09%
Annual Return 2011	rr_AnnualReturn2011	(5.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.31%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(5.99%)
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	1.89%

Small Cap Aggressive Growth Fund (Prospectus Summary) | Small Cap Aggressive Growth Fund
SMALL CAP AGGRESSIVE GROWTH FUND
Investment Objective
The Fund seeks capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.99%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small Cap Aggressive Growth Fund
Management Fees	0.85%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.10%
Expense Reimbursement	0.11%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.99%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Small Cap Aggressive Growth Fund	101	339	596	1,330

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 169% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on June 22, 2012, the market capitalization range of the companies in the Index was $101 million to $2.6 billion. Some companies may outgrow the definition of a small company after the Fund has purchased their securities. These companies continue to be considered small for purposes of the
Fund's minimum 80% allocation to small company equities.

The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities (up to 10% of net assets).

The sub-adviser may engage in active and frequent trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

From inception through November 6, 2006, Credit Suisse Asset Management, LLC was
the sub-adviser of the Fund. From November 6, 2006 through August 19, 2011, Wells
Capital Management Incorporated served as sub-adviser. RS Investment Management
Co. LLC "RS Investments") assumed sub-advisory duties on August 22, 2011.

During the periods shown in the bar chart, the highest return for a quarter was
25.95% (quarter ending June 30, 2009) and the lowest return for a quarter -28.59%
(quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 9.85%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Small Cap Aggressive Growth Fund	Fund	(10.21%)	3.63%	3.45%	Dec 5, 2005
Small Cap Aggressive Growth Fund Russell 2000® Growth Index	Russell 2000® Growth Index	(2.91%)	2.09%	3.44%	Dec 5, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Small Cap Aggressive Growth Fund (Prospectus Summary) | Small Cap Aggressive Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP AGGRESSIVE GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.99%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 169% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	169.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets in small-capitalization companies. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on June 22, 2012, the market capitalization range of the companies in the Index was $101 million to $2.6 billion. Some companies may outgrow the definition of a small company after the Fund has purchased their securities. These companies continue to be considered small for purposes of the
Fund's minimum 80% allocation to small company equities.

The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities (up to 10% of net assets).

The sub-adviser may engage in active and frequent trading of portfolio securities to achieve the Fund's investment objective.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree
		upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment
		in a small-cap company, if it realizes any gain at all.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

From inception through November 6, 2006, Credit Suisse Asset Management, LLC was
the sub-adviser of the Fund. From November 6, 2006 through August 19, 2011, Wells
Capital Management Incorporated served as sub-adviser. RS Investment Management
		Co. LLC "RS Investments") assumed sub-advisory duties on August 22, 2011.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 2000 ® Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
25.95% (quarter ending June 30, 2009) and the lowest return for a quarter -28.59%
(quarter ending December 31, 2008). For the year-to-date through June 30, 2012,
		the Fund's return was 9.85%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Small Cap Aggressive Growth Fund (Prospectus Summary) | Small Cap Aggressive Growth Fund | Russell 2000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Small Cap Aggressive Growth Fund (Prospectus Summary) | Small Cap Aggressive Growth Fund | Small Cap Aggressive Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,330
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	14.43%
Annual Return 2008	rr_AnnualReturn2008	(40.57%)
Annual Return 2009	rr_AnnualReturn2009	53.10%
Annual Return 2010	rr_AnnualReturn2010	27.81%
Annual Return 2011	rr_AnnualReturn2011	(10.21%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.59%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(10.21%)
5 Years	rr_AverageAnnualReturnYear05	3.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005

Small Cap Fund (Prospectus Summary) | Small Cap Fund
SMALL CAP FUND
Investment Objective
The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.93%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small Cap Fund
Management Fees	0.89%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.05%
Expense Reimbursement	0.12%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.93%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Small Cap Fund	95	322	568	1,272

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund normally invests at least 80% of net assets in stocks of small companies.
A company is considered a "small" company if its total market value (capitalization), at the time of purchase, falls (i) within or below the range of companies in either the current Russell 2000® Index or the S&P SmallCap 600® Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Russell 2000® and S&P SmallCap 600® Indices are widely used benchmarks for small-cap stock performance. The market capitalization range and the composition of the Russell 2000® and S&P SmallCap 600 Indices are
subject to change. If the companies in which the Fund invests are successful, these companies may grow into medium- and large-cap companies.

The Fund may purchase stocks that have a market capitalization above the range if the companies appear to have better prospects for capital appreciation. Stock selection may reflect a growth or a value investment approach or a combination of both.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Value Style Risk: Generally, "value" stocks are stocks of companies that they believe are currently undervalued in the marketplace. A sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

T. Rowe Price Associates, Inc. ("T. Rowe Price") has served as sub-adviser of the Fund since its inception. Prior to June 21, 2004, Founders Asset Management,
LLC was a co-sub-adviser of the Fund. American Century Investment Management and
Franklin Portfolio Associate served as sub-advisers from June 21, 2004 through
March 7, 2008. Bridgeway Capital Management, Inc. ("Bridgeway") became a sub-adviser on October 1, 2006 and Invesco Advisers, Inc. ("Invesco") became a sub-adviser on March 10, 2008.

As of July 31, 2012, Invesco, T. Rowe Price and Bridgeway managed approximately
70%, 20% and 10% of the Fund's assets, respectively. The percentage of the
Fund's assets that each sub-adviser manages may, at the adviser's discretion, change from time to time.

During the periods shown in the bar chart, the highest return for a quarter was 22.37%
(quarter ending June 30, 2009) and the lowest return for a -25.47% (quarter ending
December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was
7.13%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Small Cap Fund	Fund	(0.76%)	0.36%	3.95%
Small Cap Fund Russell 2000® Index	Russell 2000® Index	(4.18%)	0.15%	5.62%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Small Cap Fund (Prospectus Summary) | Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses After
Expense Reimbursement do not exceed 0.93%. This agreement will be renewed in terms
		of one year unless terminated by the Board of Directors prior to any such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of net assets in stocks of small companies.
A company is considered a "small" company if its total market value (capitalization), at the time of purchase, falls (i) within or below the range of companies in either the current Russell 2000® Index or the S&P SmallCap 600® Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Russell 2000® and S&P SmallCap 600® Indices are widely used benchmarks for small-cap stock performance. The market capitalization range and the composition of the Russell 2000® and S&P SmallCap 600 Indices are
subject to change. If the companies in which the Fund invests are successful, these companies may grow into medium- and large-cap companies.

The Fund may purchase stocks that have a market capitalization above the range if the companies appear to have better prospects for capital appreciation. Stock selection may reflect a growth or a value investment approach or a combination of both.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other
		securities as the Fund and the securities lending agent may agree upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market.
In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Value Style Risk: Generally, "value" stocks are stocks of companies that they believe are currently undervalued in the marketplace. A sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall
		or may not approach the value the sub-adviser has placed on it.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

T. Rowe Price Associates, Inc. ("T. Rowe Price") has served as sub-adviser of the Fund since its inception. Prior to June 21, 2004, Founders Asset Management,
LLC was a co-sub-adviser of the Fund. American Century Investment Management and
Franklin Portfolio Associate served as sub-advisers from June 21, 2004 through
March 7, 2008. Bridgeway Capital Management, Inc. ("Bridgeway") became a sub-adviser on October 1, 2006 and Invesco Advisers, Inc. ("Invesco") became a sub-adviser on March 10, 2008.

As of July 31, 2012, Invesco, T. Rowe Price and Bridgeway managed approximately
70%, 20% and 10% of the Fund's assets, respectively. The percentage of the
Fund's assets that each sub-adviser manages may, at the adviser's discretion,
		change from time to time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 2000®Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 22.37%
(quarter ending June 30, 2009) and the lowest return for a -25.47% (quarter ending
December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was
		7.13%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Small Cap Fund (Prospectus Summary) | Small Cap Fund | Russell 2000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Small Cap Fund (Prospectus Summary) | Small Cap Fund | Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.89%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	568
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,272
Annual Return 2002	rr_AnnualReturn2002	(23.38%)
Annual Return 2003	rr_AnnualReturn2003	36.39%
Annual Return 2004	rr_AnnualReturn2004	19.01%
Annual Return 2005	rr_AnnualReturn2005	7.33%
Annual Return 2006	rr_AnnualReturn2006	8.41%
Annual Return 2007	rr_AnnualReturn2007	(6.20%)
Annual Return 2008	rr_AnnualReturn2008	(34.25%)
Annual Return 2009	rr_AnnualReturn2009	28.39%
Annual Return 2010	rr_AnnualReturn2010	29.55%
Annual Return 2011	rr_AnnualReturn2011	(0.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.47%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(0.76%)
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	3.95%

Small Cap Index Fund (Prospectus Summary) | Small Cap Index Fund
SMALL CAP INDEX FUND
Investment Objective
The Fund seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the sub-adviser believes may provide investment results closely corresponding to the performance of the Russell 2000® Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small Cap Index Fund
Management Fees	0.31%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.44%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Small Cap Index Fund	45	141	246	555

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is managed to seek to track the performance of the Index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The sub-adviser may endeavor to track the
Index by purchasing every stock included in the Index, in the same proportions.
Or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The sub-adviser seeks a tracking difference of 0.05%
or less.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Index Risk: In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

From January 1, 2002 through November 30, 2009, PineBridge Investments, LLC (and its predecessors) ("PineBridge") served as sub-adviser of the Fund. Effective
December 1, 2009, SunAmerica Asset Management Corp. ("SAAMCo") replaced
PineBridge as sub-adviser of the Fund.

During the periods shown in the bar chart, the highest return for a quarter was
23.21% (quarter ending June 30, 2003) and the lowest return for a -26.83%
(quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 8.31%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Small Cap Index Fund	Fund	(4.30%)	(0.03%)	5.33%
Small Cap Index Fund Russell 2000® Index	Russell 2000® Index	(4.18%)	0.15%	5.62%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Small Cap Index Fund (Prospectus Summary) | Small Cap Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the sub-adviser believes may provide investment results closely corresponding to the performance
		of the Russell 2000® Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
		Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is managed to seek to track the performance of the Index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The sub-adviser may endeavor to track the
Index by purchasing every stock included in the Index, in the same proportions.
Or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The sub-adviser seeks a tracking difference of 0.05%
or less.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other
		securities as the Fund and the securities lending agent may agree upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Index Risk: In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Equity Securities Risk: The Fund's investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a
		small-cap company, if it realizes any gain at all.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

From January 1, 2002 through November 30, 2009, PineBridge Investments, LLC (and its predecessors) ("PineBridge") served as sub-adviser of the Fund. Effective
December 1, 2009, SunAmerica Asset Management Corp. ("SAAMCo") replaced
		PineBridge as sub-adviser of the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 2000®Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was
23.21% (quarter ending June 30, 2003) and the lowest return for a -26.83%
(quarter ending December 31, 2008). For the year-to-date through June 30, 2012,
		the Fund's return was 8.31%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Small Cap Index Fund (Prospectus Summary) | Small Cap Index Fund | Russell 2000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Small Cap Index Fund (Prospectus Summary) | Small Cap Index Fund | Small Cap Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.31%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	555
Annual Return 2002	rr_AnnualReturn2002	(20.82%)
Annual Return 2003	rr_AnnualReturn2003	46.46%
Annual Return 2004	rr_AnnualReturn2004	17.89%
Annual Return 2005	rr_AnnualReturn2005	4.27%
Annual Return 2006	rr_AnnualReturn2006	18.06%
Annual Return 2007	rr_AnnualReturn2007	(1.89%)
Annual Return 2008	rr_AnnualReturn2008	(34.47%)
Annual Return 2009	rr_AnnualReturn2009	28.22%
Annual Return 2010	rr_AnnualReturn2010	26.55%
Annual Return 2011	rr_AnnualReturn2011	(4.30%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.83%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(4.30%)
5 Years	rr_AverageAnnualReturnYear05	(0.03%)
10 Years	rr_AverageAnnualReturnYear10	5.33%

Small Cap Special Values Fund (Prospectus Summary) | Small Cap Special Values Fund
SMALL CAP SPECIAL VALUES FUND
Investment Objective
The Fund seeks to produce growth of capital by investing primarily in common stocks.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.90%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small Cap Special Values Fund
Management Fees	0.75%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.93%
Expense Reimbursement	0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Small Cap Special Values Fund	92	293	512	1,140

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of small U.S. companies. Generally, small-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or less than the market capitalization of the largest company in the
Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on June 22, 2012, the
market capitalization range of the companies in the Index was $101 million to
$2.6 billion.

The sub-advisers look for significantly undervalued companies that they believe have the potential for above-average appreciation with below-average risk.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Style Risk: Generally, "value" stocks are stocks of companies that they believe are currently undervalued in the marketplace. A sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wells Capital Management Incorporated (and its predecessor) ("WellsCap") has sub-advised the Fund since its inception. Putnam Investment Management, LLC
("Putnam") served as a co-sub-adviser of the Fund from inception through
September 11, 2009. On September 11, 2009, Dreman Value Management, LLC
("Dreman") replaced Putnam.

As of July 31, 2012, WellsCap and Dreman each managed approximately 50% of the
Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at VALIC's discretion, change from time to time.

During the periods shown in the bar chart, the highest return for a quarter was 22.35% (quarter ending September 30, 2009) and the lowest return for a quarter -27.61% (quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 7.26%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Small Cap Special Values Fund	Fund	(4.99%)	(2.49%)	0.53%	Dec 5, 2005
Small Cap Special Values Fund Russell 2000® Value Index	Russell 2000® Value Index	(5.50%)	(1.87%)	1.51%	Dec 5, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Small Cap Special Values Fund (Prospectus Summary) | Small Cap Special Values Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP SPECIAL VALUES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to produce growth of capital by investing primarily in common stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.90%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of small U.S. companies. Generally, small-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or less than the market capitalization of the largest company in the
Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on June 22, 2012, the
market capitalization range of the companies in the Index was $101 million to
$2.6 billion.

The sub-advisers look for significantly undervalued companies that they believe have the potential for above-average appreciation with below-average risk.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree
		upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Value Style Risk: Generally, "value" stocks are stocks of companies that they believe are currently undervalued in the marketplace. A sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment
		in a small-cap company, if it realizes any gain at all.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wells Capital Management Incorporated (and its predecessor) ("WellsCap") has sub-advised the Fund since its inception. Putnam Investment Management, LLC
("Putnam") served as a co-sub-adviser of the Fund from inception through
September 11, 2009. On September 11, 2009, Dreman Value Management, LLC
("Dreman") replaced Putnam.

As of July 31, 2012, WellsCap and Dreman each managed approximately 50% of the
Fund's assets. The percentage of the Fund's assets that each sub-adviser manages
		may, at VALIC's discretion, change from time to time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 2000® Value Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 22.35% (quarter ending September 30, 2009) and the lowest return for a quarter -27.61% (quarter ending December 31, 2008). For the year-to-date
		through June 30, 2012, the Fund's return was 7.26%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Small Cap Special Values Fund (Prospectus Summary) | Small Cap Special Values Fund | Russell 2000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Small Cap Special Values Fund (Prospectus Summary) | Small Cap Special Values Fund | Small Cap Special Values Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,140
Annual Return 2006	rr_AnnualReturn2006	19.14%
Annual Return 2007	rr_AnnualReturn2007	(10.05%)
Annual Return 2008	rr_AnnualReturn2008	(35.50%)
Annual Return 2009	rr_AnnualReturn2009	31.50%
Annual Return 2010	rr_AnnualReturn2010	21.60%
Annual Return 2011	rr_AnnualReturn2011	(4.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.61%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	(2.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005

Small-Mid Growth Fund (Prospectus Summary) | Small-Mid Growth Fund
SMALL-MID GROWTH FUND
Investment Objective
The Fund seeks capital growth by investing primarily in common stocks.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 1.00%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Small-Mid Growth Fund
Management Fees	0.85%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.06%
Expense Reimbursement	0.06%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Small-Mid Growth Fund	102	331	579	1,289

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment goal by investing primarily in stocks of
U.S. companies with small and medium market capitalizations that the sub-advisers believe have the potential for above average growth. The sub-advisers may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of small- and medium-sized U.S. companies. Generally, small- and mid-cap companies include companies whose market capitalizations, at the time of purchase, are equal to or less than the largest company in the Russell Midcap
Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap Index on June 22, 2012, the market capitalization of the largest company in the Index was approximately $17.398 billion.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Mid-Cap Company Risk: Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Small Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the
Fund may therefore lose the opportunity to sell the securities at a desirable price.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wells Capital Management Incorporated (and its predecessor) ("WellsCap") has sub-advised the Fund since its inception. On August 9, 2010, Century Capital
Management, LLC ("Century Capital") became a co-sub-adviser of the Fund. As of
July 31, 2012, WellsCap and Century Capital each managed approximately 50% of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at VALIC's discretion, change from time to time.

During the periods shown in the bar chart, the highest return for a quarter was 19.52% (quarter ending June 30, 2009) and the lowest return for a quarter - 25.96% (quarter ending December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was 9.23%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Small-Mid Growth Fund	Fund	(4.36%)	(0.07%)	0.99%	Dec 5, 2005
Small-Mid Growth Fund Russell 2000® Growth Index	Russell 2000® Growth Index	(2.91%)	2.09%	3.44%	Dec 5, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Small-Mid Growth Fund (Prospectus Summary) | Small-Mid Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL-MID GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth by investing primarily in common stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 1.00%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any
		such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment goal by investing primarily in stocks of
U.S. companies with small and medium market capitalizations that the sub-advisers believe have the potential for above average growth. The sub-advisers may engage in frequent and active trading of portfolio securities to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of small- and medium-sized U.S. companies. Generally, small- and mid-cap companies include companies whose market capitalizations, at the time of purchase, are equal to or less than the largest company in the Russell Midcap
Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap Index on June 22, 2012, the market capitalization of the largest company in the Index was approximately $17.398 billion.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other
		securities as the Fund and the securities lending agent may agree upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Style Risk: Generally, "growth" stocks are stocks of companies which a sub-adviser believes has anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growing stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, as the fast growing stocks trade at higher multiple of current earnings.

Mid-Cap Company Risk: Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Small Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the
Fund may therefore lose the opportunity to sell the securities at a desirable price.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During
		periods of increased market volatility, active trading may be more pronounced.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Wells Capital Management Incorporated (and its predecessor) ("WellsCap") has sub-advised the Fund since its inception. On August 9, 2010, Century Capital
Management, LLC ("Century Capital") became a co-sub-adviser of the Fund. As of
July 31, 2012, WellsCap and Century Capital each managed approximately 50% of the Fund's assets. The percentage of the Fund's assets that each sub-adviser
		manages may, at VALIC's discretion, change from time to time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 2000 ® Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 19.52% (quarter ending June 30, 2009) and the lowest return for a quarter - 25.96% (quarter ending December 31, 2008). For the year-to-date
		through June 30, 2012, the Fund's return was 9.23%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Small-Mid Growth Fund (Prospectus Summary) | Small-Mid Growth Fund | Russell 2000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005
Small-Mid Growth Fund (Prospectus Summary) | Small-Mid Growth Fund | Small-Mid Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,289
Annual Return 2006	rr_AnnualReturn2006	6.93%
Annual Return 2007	rr_AnnualReturn2007	(2.82%)
Annual Return 2008	rr_AnnualReturn2008	(39.69%)
Annual Return 2009	rr_AnnualReturn2009	40.86%
Annual Return 2010	rr_AnnualReturn2010	26.23%
Annual Return 2011	rr_AnnualReturn2011	(4.36%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	25.96%
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(4.36%)
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 2005

Stock Index Fund (Prospectus Summary) | Stock Index Fund
STOCK INDEX FUND
Investment Objective
The Fund seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500® Index (the "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable
Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Stock Index Fund
Management Fees	0.26%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.37%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Stock Index Fund	38	119	208	468

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is managed to seek to track the performance of the Index, which measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as
"optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The sub-adviser seeks a tracking difference of 0.05%
or less.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Index Risk: In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500 ® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

From January 1, 2002 through November 30, 2009, PineBridge Investments, LLC (and its predecessors) ("PineBridge") served as sub-adviser of the Fund. Effective
December 1, 2009, SunAmerica Asset Management Corp. ("SAAMCo") replaced
PineBridge as sub-adviser of the Fund.

During the periods shown in the bar chart, the highest return for a quarter was 16.52%
(quarter ending June 30, 2009) and the lowest return for a -22.03% (quarter ending
December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was
9.25%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Stock Index Fund	Fund	1.82%	(0.55%)	2.58%
Stock Index Fund S&P 500®Index	S&P 500® Index	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Stock Index Fund (Prospectus Summary) | Stock Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STOCK INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to
		the performance of the S&P 500® Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable
Contracts") in which the Fund is offered. Please see your Variable Contract prospectus
		for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions
		and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is managed to seek to track the performance of the Index, which measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. The sub-adviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the sub-adviser may invest in a sampling of Index stocks by utilizing a statistical technique known as
"optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.

The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations. The sub-adviser seeks a tracking difference of 0.05%
or less.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities
		as the Fund and the securities lending agent may agree upon.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Index Risk: In attempting to track the performance of the Index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund's investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the
		securities at a desirable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
S&P 500 ® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

From January 1, 2002 through November 30, 2009, PineBridge Investments, LLC (and its predecessors) ("PineBridge") served as sub-adviser of the Fund. Effective
December 1, 2009, SunAmerica Asset Management Corp. ("SAAMCo") replaced
		PineBridge as sub-adviser of the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the S&P 500 ® Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 16.52%
(quarter ending June 30, 2009) and the lowest return for a -22.03% (quarter ending
December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was
		9.25%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Stock Index Fund (Prospectus Summary) | Stock Index Fund | S&P 500®Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Stock Index Fund (Prospectus Summary) | Stock Index Fund | Stock Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	468
Annual Return 2002	rr_AnnualReturn2002	(22.43%)
Annual Return 2003	rr_AnnualReturn2003	28.40%
Annual Return 2004	rr_AnnualReturn2004	10.51%
Annual Return 2005	rr_AnnualReturn2005	4.56%
Annual Return 2006	rr_AnnualReturn2006	15.41%
Annual Return 2007	rr_AnnualReturn2007	5.13%
Annual Return 2008	rr_AnnualReturn2008	(37.21%)
Annual Return 2009	rr_AnnualReturn2009	26.16%
Annual Return 2010	rr_AnnualReturn2010	14.69%
Annual Return 2011	rr_AnnualReturn2011	1.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.03%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
10 Years	rr_AverageAnnualReturnYear10	2.58%

Value Fund (Prospectus Summary) | Value Fund
VALUE FUND
Investment Objective
The Fund seeks long-term total return, which consists of capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until September 30, 2013, so that the Fund's Total Annual Fund Operating
Expenses After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Value Fund
Management Fees	0.78%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.97%
Expense Reimbursement	0.12%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Value Fund	87	297	525	1,179

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 13%
of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund attempts to achieve its objective by investing in common stocks of companies that the sub-adviser has identified as financially sound but out-of-favor that provide above-average potential total returns and sell at below-average price/earnings multiples. The Fund employs a "bottom-up"
approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range. While the Fund does not limit its investments to issuers within a particular capitalization range, the portfolio manager currently focuses on securities of larger-size companies.

In addition to the common stocks described above, the Fund may invest in securities of foreign issuers, including emerging market securities.

The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund's objective.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Small Company Risk: Investing in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Prior to June 21, 2004, Putnam Investment Management, LLC was the sub-adviser to the Fund. From June 21, 2004 through March 14, 2011, OppenheimerFunds, Inc.
("Oppenheimer") sub-advised the Fund. Effective March 14, 2011, Wellington
Management Company, LLP ("Wellington Management") assumed sub-advisory duties of the Fund.

During the periods shown in the bar chart, the highest return for a quarter was 19.34%
(quarter ending June 30, 2009) and the lowest return for a -26.94% (quarter ending
December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was
8.29%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Value Fund	Fund	(2.27%)	(1.63%)	2.99%
Value Fund Russell 1000® Value Index	Russell 1000® Value Index	0.39%	(2.64%)	3.89%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
Value Fund (Prospectus Summary) | Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, which consists of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until September 30, 2013, so that the Fund's Total Annual Fund Operating
Expenses After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors
		prior to any such renewal.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 13%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table,
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund attempts to achieve its objective by investing in common stocks of companies that the sub-adviser has identified as financially sound but out-of-favor that provide above-average potential total returns and sell at below-average price/earnings multiples. The Fund employs a "bottom-up"
approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range. While the Fund does not limit its investments to issuers within a particular capitalization range, the portfolio manager currently focuses on securities of larger-size companies.

In addition to the common stocks described above, the Fund may invest in securities of foreign issuers, including emerging market securities.

The sub-adviser may engage in frequent and active trading of portfolio
		securities to achieve the Fund's objective.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Large Capitalization and Mid-Cap Company Risk: Investing primarily in large capitalization and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large capitalization companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Small Company Risk: Investing in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Value Style Risk: Generally, "value" stocks are stocks of companies that the sub-adviser believes are currently undervalued in the marketplace. The sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Active Trading Risk: The Fund may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transactions costs, which will be borne directly by the Fund. During
		periods of increased market volatility, active trading may be more pronounced.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Prior to June 21, 2004, Putnam Investment Management, LLC was the sub-adviser to the Fund. From June 21, 2004 through March 14, 2011, OppenheimerFunds, Inc.
("Oppenheimer") sub-advised the Fund. Effective March 14, 2011, Wellington
Management Company, LLP ("Wellington Management") assumed sub-advisory duties of
		the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 1000 ® Value Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 19.34%
(quarter ending June 30, 2009) and the lowest return for a -26.94% (quarter ending
December 31, 2008). For the year-to-date through June 30, 2012, the Fund's return was
		8.29%.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Value Fund (Prospectus Summary) | Value Fund | Russell 1000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Value Fund (Prospectus Summary) | Value Fund | Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.78%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,179
Annual Return 2002	rr_AnnualReturn2002	(19.57%)
Annual Return 2003	rr_AnnualReturn2003	25.98%
Annual Return 2004	rr_AnnualReturn2004	16.30%
Annual Return 2005	rr_AnnualReturn2005	6.35%
Annual Return 2006	rr_AnnualReturn2006	16.34%
Annual Return 2007	rr_AnnualReturn2007	6.30%
Annual Return 2008	rr_AnnualReturn2008	(42.16%)
Annual Return 2009	rr_AnnualReturn2009	33.42%
Annual Return 2010	rr_AnnualReturn2010	14.89%
Annual Return 2011	rr_AnnualReturn2011	(2.27%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.94%)
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
5 Years	rr_AverageAnnualReturnYear05	(1.63%)
10 Years	rr_AverageAnnualReturnYear10	2.99%